UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS
INVESTMENT MANAGEMENT

MFS® Core Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%

Aerospace - 2.6%
Lockheed Martin Corp.	6,280	$688,728
Northrop Grumman Corp.	9,280	561,811
United Technologies Corp.	14,180	851,651

		$2,102,190

Alcoholic Beverages - 0.2%
Molson Coors Brewing Co.	3,780	$176,715

Apparel Manufacturers - 1.1%
NIKE, Inc., “B”	11,040	$738,576
Quiksilver, Inc. (a)	31,860	182,876

		$921,452

Automotive - 0.6%
Johnson Controls, Inc.	16,760	$508,331

Biotechnology - 1.7%
Genzyme Corp. (a)	12,121	$980,468
Gilead Sciences, Inc. (a)	8,840	402,927

		$1,383,395

Broadcasting - 1.9%
Omnicom Group, Inc.	10,920	$421,075
Viacom, Inc., “B” (a)	13,950	346,518
Walt Disney Co.	25,230	774,309

		$1,541,902

Brokerage & Asset Managers - 1.7%
Affiliated Managers Group, Inc. (a)(l)	2,030	$168,186
Deutsche Boerse AG	2,360	215,154
Goldman Sachs Group, Inc.	4,250	544,000
Invesco Ltd.	7,890	165,532
TD AMERITRADE Holding Corp. (a)	16,420	266,004

		$1,358,876

Business Services - 1.7%
Amdocs Ltd. (a)	12,130	$332,119
Fidelity National Information Services, Inc.	21,570	398,182
Satyam Computer Services Ltd., ADR	20,450	330,268
Visa, Inc., “A”	4,810	295,286

		$1,355,855

Cable TV - 0.7%
Comcast Corp., “Special A” (l)	19,070	$376,060
Time Warner Cable, Inc., “A” (a)	9,020	218,284

		$594,344

Chemicals - 1.3%
3M Co.	10,130	$691,980
PPG Industries, Inc.	6,970	406,490

		$1,098,470

Computer Software - 3.5%
MicroStrategy, Inc., “A” (a)	16,760	$997,723
MSC Software Corp. (a)	40,606	434,484
Oracle Corp. (a)	47,030	955,179
VeriSign, Inc. (a)	19,290	503,083

		$2,890,469

Computer Software - Systems - 3.8%
Apple, Inc. (a)	9,090	$1,033,169
Hewlett-Packard Co.	16,810	777,294
International Business Machines Corp.	11,440	1,338,022

		$3,148,485

Construction - 0.8%
Pulte Homes, Inc.	28,040	$391,719
Sherwin-Williams Co. (l)	4,440	253,790

		$645,509

Consumer Goods & Services - 3.5%
Avon Products, Inc.	4,380	$182,077
Colgate-Palmolive Co.	11,740	884,609
DeVry, Inc.	2,800	138,712
ITT Educational Services, Inc. (a)(l)	1,770	143,211
New Oriental Education & Technology Group, Inc., ADR (a)	3,680	236,403
Procter & Gamble Co.	18,150	1,264,874

		$2,849,886

Electrical Equipment - 3.4%
Danaher Corp.	36,940	$2,563,636
WESCO International, Inc. (a)	6,030	194,045

		$2,757,681

Electronics - 3.5%
Applied Materials, Inc.	6,170	$93,352
Flextronics International Ltd. (a)	41,791	295,880
GT Solar International, Inc. (a)	7,060	76,601
Hittite Microwave Corp. (a)(l)	10,150	341,040
Intel Corp.	46,860	877,688
Intersil Corp., “A”	12,990	215,374
Marvell Technology Group Ltd. (a)	25,990	241,707
National Semiconductor Corp.	10,090	173,649
SanDisk Corp. (a)(l)	27,580	539,189

		$2,854,480

Energy - Independent - 2.7%
Apache Corp.	7,370	$768,544
EOG Resources, Inc.	4,610	412,411
Peabody Energy Corp.	4,290	193,050
Ultra Petroleum Corp. (a)	4,200	232,428
XTO Energy, Inc.	13,890	646,163

		$2,252,596

Energy - Integrated - 6.8%
Chevron Corp.	25,020	$2,063,650
Exxon Mobil Corp.	19,740	1,533,008
Hess Corp.	6,830	560,606
Marathon Oil Corp.	11,550	460,499
Royal Dutch Shell PLC, “A”	18,290	528,339
Statoil A.S.A.	6,500	154,954
TOTAL S.A.	4,440	267,869

		$5,568,925

Engineering - Construction - 1.5%
Fluor Corp.	15,170	$844,969
Foster Wheeler Ltd. (a)	3,500	126,385

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Engineering - Construction - continued
North American Energy Partners, Inc. (a)	22,920	$237,680

		$1,209,034

Food & Beverages - 4.3%
Coca-Cola Co.	23,420	$1,238,450
Hain Celestial Group, Inc. (a)(l)	12,720	350,182
J.M. Smucker Co.	6,500	329,485
Pepsi Bottling Group, Inc.	7,660	223,442
PepsiCo, Inc.	18,930	1,349,141

		$3,490,700

Food & Drug Stores - 1.1%
CVS Caremark Corp.	26,400	$888,624

Gaming & Lodging - 0.7%
International Game Technology (l)	8,440	$144,999
Las Vegas Sands Corp. (a)	3,700	133,607
Royal Caribbean Cruises Ltd.	9,000	186,750
Wyndham Worldwide	8,660	136,049

		$601,405

General Merchandise - 1.4%
99 Cents Only Stores (a)	20,360	$223,349
Family Dollar Stores, Inc.	9,660	228,942
Kohl’s Corp. (a)	8,760	403,661
Wal-Mart Stores, Inc.	4,400	263,516

		$1,119,468

Health Maintenance Organizations - 0.9%
CIGNA Corp.	14,920	$506,982
WellPoint, Inc. (a)	5,160	241,333

		$748,315

Insurance - 3.9%
ACE Ltd.	13,800	$746,994
Allied World Assurance Co. Holdings Ltd.	13,540	480,941
Chubb Corp.	16,890	927,261
Genworth Financial, Inc., “A”	15,840	136,382
MetLife, Inc.	9,500	532,000
Prudential Financial, Inc.	5,670	408,240

		$3,231,818

Internet - 1.2%
Google, Inc., “A” (a)	2,420	$969,258

Leisure & Toys - 0.7%
Activision Blizzard, Inc. (a)	21,150	$326,345
Hasbro, Inc.	6,900	239,568

		$565,913

Machinery & Tools - 0.8%
Bucyrus International, Inc.	5,700	$254,676
Eaton Corp.	1,940	108,989
Timken Co.	10,060	285,201

		$648,866

Major Banks - 7.3%
Bank of America Corp.	44,546	$1,559,110
Bank of New York Mellon Corp.	18,588	605,597
JPMorgan Chase & Co.	41,590	1,942,253
State Street Corp.	12,180	692,798
Wells Fargo & Co.	30,570	1,147,292

		$5,947,050

Medical & Health Technology & Services - 0.7%
DaVita, Inc. (a)	800	$45,608
IDEXX Laboratories, Inc. (a)	1,890	103,572
MWI Veterinary Supply, Inc. (a)	10,010	393,293

		$542,473

Medical Equipment - 4.4%
Advanced Medical Optics, Inc. (a)(l)	26,180	$465,480
Conceptus, Inc. (a)(l)	36,890	611,636
Cooper Cos., Inc. (l)	13,840	481,078
Covidien Ltd.	12,500	672,000
Medtronic, Inc.	10,300	516,030
NxStage Medical, Inc. (a)(z)	33,830	142,763
NxStage Medical, Inc. (a)	78,850	332,747
Zimmer Holdings, Inc. (a)	5,720	369,283

		$3,591,017

Metals & Mining - 0.1%
Century Aluminum Co. (a)	4,540	$125,713

Natural Gas - Distribution - 0.2%
Sempra Energy	3,400	$171,598

Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	16,500	$390,225

Network & Telecom - 2.1%
Ciena Corp. (a)	14,910	$150,293
Cisco Systems, Inc. (a)	18,540	418,262
Juniper Networks, Inc. (a)	9,230	194,476
NICE Systems Ltd., ADR (a)	16,740	455,998
Research in Motion Ltd. (a)	5,080	346,964
Sonus Networks, Inc. (a)(l)	57,390	165,283

		$1,731,276

Oil Services - 2.7%
Exterran Holdings, Inc. (a)(l)	4,840	$154,686
Halliburton Co.	19,850	642,942
Helix Energy Solutions Group, Inc. (a)	7,850	190,598
Nabors Industries Ltd. (a)	4,150	103,418
National Oilwell Varco, Inc. (a)	7,100	356,633
Noble Corp.	17,820	782,298

		$2,230,575

Other Banks & Diversified Financials - 1.5%
American Express Co.	13,910	$492,831
Euro Dekania Ltd. (a)(z)	50,820	287,340
Sovereign Bancorp, Inc.	120,380	475,501

		$1,255,672

Personal Computers & Peripherals - 0.2%
NetApp, Inc. (a)	11,300	$205,999

Pharmaceuticals - 5.3%
Merck & Co., Inc.	72,770	$2,296,621
Schering-Plough Corp.	72,000	1,329,840

2

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd., ADR	6,600	$302,214
Wyeth	10,990	405,971

		$4,334,646

Precious Metals & Minerals - 0.7%
Teck Cominco Ltd., “B”	21,640	$614,480

Real Estate - 2.3%
Apartment Investment & Management, “A”, REIT	14,984	$524,740
Kilroy Realty Corp., REIT	2,920	139,547
Mack-Cali Realty Corp., REIT	36,320	1,230,158

		$1,894,445

Restaurants - 0.7%
Red Robin Gourmet Burgers, Inc. (a)(l)	11,310	$303,108
Texas Roadhouse, Inc., “A” (a)(l)	29,410	264,396

		$567,504

Specialty Chemicals - 0.7%
Airgas, Inc.	6,490	$322,229
Praxair, Inc.	2,990	214,503

		$536,732

Specialty Stores - 3.1%
AnnTaylor Stores Corp. (a)	18,330	$378,331
Dick’s Sporting Goods, Inc. (a)(l)	37,040	725,243
Nordstrom, Inc. (l)	18,530	534,035
O’Reilly Automotive, Inc. (a)	15,900	425,643
Pier 1 Imports, Inc. (a)(l)	72,110	297,814
Tiffany & Co.	5,900	209,568

		$2,570,634

Telecommunications - Wireless - 0.6%
Rogers Communications, Inc., “B”	14,320	$464,483

Telephone Services - 2.4%
AT&T, Inc.	54,060	$1,509,355
Embarq Corp.	4,280	173,554
Verizon Communications, Inc.	8,760	281,108

		$1,964,017

Tobacco - 1.8%
Lorillard, Inc.	7,320	$520,818
Philip Morris International, Inc.	19,190	923,039

		$1,443,857

Utilities - Electric Power - 3.3%
Dominion Resources, Inc.	10,770	$460,741
Exelon Corp.	5,180	324,372
FirstEnergy Corp.	7,880	527,881
NRG Energy, Inc. (a)	15,910	393,775
PG&E Corp.	5,740	214,963
PPL Corp.	10,590	392,042
Public Service Enterprise Group, Inc.	12,460	408,563

		$2,722,337

Total Common Stocks		$80,787,695

Issuer	Strike Price	First Exercise
WARRANTS - 0.0%

Medical Equipment - 0.0%
NxStage Medical, Inc. (1 share for 1 warrant) (a)(z)	$5.50	8/01/08	6,766	$15,871

COLLATERAL FOR SECURITIES LOANED - 4.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			3,849,396	$3,849,396

REPURCHASE AGREEMENTS - 0.3%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $232,010 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)			$232,000	$232,000

Total Investments				$84,884,962

OTHER ASSETS, LESS LIABILITIES - (3.6)%				(2,942,096)

NET ASSETS - 100.0%				$81,942,866

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	6/25/07	$737,167	$287,340
NxStage Medical, Inc.	5/22/08	133,667	142,763
NxStage Medical, Inc. (Warrants)	5/22/08	18,568	15,871

Total Restricted Securities			$445,974
% of Net Assets			0.5%

3

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Core Equity Series

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$83,199,305	$1,398,317	$287,340	$84,884,962
Other Financial Instruments	$—	$—	$—	$—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$702,148	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(414,808)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 9/30/08	$287,340	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$101,195,382

Gross unrealized appreciation	$1,575,031
Gross unrealized depreciation	(17,885,451)

Net unrealized appreciation (depreciation)	$(16,310,420)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited)

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.0%

Aerospace - 2.5%
Lockheed Martin Corp.	122,780	$13,465,283

Alcoholic Beverages - 1.6%
Molson Coors Brewing Co.	180,690	$8,447,258

Apparel Manufacturers - 0.8%
Li & Fung Ltd.	446,000	$1,089,253
NIKE, Inc., “B”	38,036	2,544,608
Quiksilver, Inc. (a)	132,710	761,755

		$4,395,616

Biotechnology - 5.6%
Celgene Corp. (a)	39,840	$2,521,075
Genentech, Inc. (a)	71,580	6,347,714
Genzyme Corp. (a)	161,370	13,053,219
Gilead Sciences, Inc. (a)	184,820	8,424,096

		$30,346,104

Broadcasting - 0.2%
Grupo Televisa S.A., ADR	51,190	$1,119,525

Brokerage & Asset Managers - 3.2%
Charles Schwab Corp.	306,780	$7,976,280
Deutsche Boerse AG	17,540	1,599,070
Goldman Sachs Group, Inc.	34,260	4,385,280
Invesco Ltd.	145,290	3,048,184

		$17,008,814

Business Services - 3.7%
Amdocs Ltd. (a)	49,970	$1,368,179
Satyam Computer Services Ltd., ADR	79,710	1,287,317
Visa, Inc., “A”	101,240	6,215,124
Western Union Co.	442,150	10,907,841

		$19,778,461

Chemicals - 0.5%
Monsanto Co.	26,380	$2,611,092

Computer Software - 3.9%
Akamai Technologies, Inc. (a)	115,800	$2,019,552
Citrix Systems, Inc. (a)	88,590	2,237,783
Oracle Corp. (a)	311,490	6,326,362
VeriSign, Inc. (a)	399,763	10,425,819

		$21,009,516

Computer Software - Systems - 3.6%
Apple, Inc. (a)	76,930	$8,743,864
Hewlett-Packard Co.	91,180	4,216,163
International Business Machines Corp.	53,750	6,286,600

		$19,246,627

Consumer Goods & Services - 4.2%
Apollo Group, Inc., “A” (a)	29,040	$1,722,072
Capella Education Co. (a)(l)	30,610	1,311,945
Colgate-Palmolive Co.	68,710	5,177,299
DeVry, Inc.	47,780	2,367,021
ITT Educational Services, Inc. (a)	13,130	1,062,348
New Oriental Education & Technology
Group, Inc., ADR (a)(l)	76,130	4,890,591
Priceline.com, Inc. (a)	6,600	451,638
Strayer Education, Inc. (l)	26,990	5,405,017

		$22,387,931

Electrical Equipment - 2.3%
Danaher Corp.	181,770	$12,614,838

Electronics - 4.5%
ARM Holdings PLC	1,108,500	$1,887,525
Flextronics International Ltd. (a)	185,110	1,310,579
Hittite Microwave Corp. (a)	109,660	3,684,576
Intel Corp.	343,350	6,430,946
Intersil Corp., “A”	301,580	5,000,196
Marvell Technology Group Ltd. (a)	225,670	2,098,731
National Semiconductor Corp.	79,610	1,370,088
Nintendo Co. Ltd.	3,200	1,332,112
SanDisk Corp. (a)(l)	65,680	1,284,044

		$24,398,797

Energy - Independent - 2.8%
Apache Corp.	27,030	$2,818,688
EOG Resources, Inc.	42,020	3,759,109
Ultra Petroleum Corp. (a)	68,650	3,799,091
XTO Energy, Inc.	95,542	4,444,614

		$14,821,502

Energy - Integrated - 1.6%
Hess Corp.	90,931	$7,463,616
Petroleo Brasileiro S.A., ADR	31,540	1,386,183

		$8,849,799

Engineering - Construction - 1.1%
Fluor Corp.	81,670	$4,549,019
Quanta Services, Inc. (a)	43,560	1,176,556

		$5,725,575

Entertainment - 2.2%
DreamWorks Animation, Inc., “A” (a)	246,200	$7,742,990
TiVo, Inc. (a)(l)	536,170	3,924,764

		$11,667,754

Food & Beverages - 5.9%
Coca-Cola Co.	157,780	$8,343,406
General Mills, Inc.	54,150	3,721,188
Nestle S.A.	146,869	6,352,387
Pepsi Bottling Group, Inc.	56,370	1,644,313
PepsiCo, Inc.	163,390	11,644,805

		$31,706,099

Food & Drug Stores - 1.8%
CVS Caremark Corp.	292,810	$9,855,985

Gaming & Lodging - 1.1%
International Game Technology	151,310	$2,599,506
Las Vegas Sands Corp. (a)(l)	29,090	1,050,440
Royal Caribbean Cruises Ltd. (l)	117,080	2,429,410

		$6,079,356

General Merchandise - 1.3%
Family Dollar Stores, Inc.	226,760	$5,374,212

1

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

General Merchandise - continued
Kohl’s Corp. (a)	30,640	$1,411,891

		$6,786,103

Insurance - 0.4%
Chubb Corp.	31,900	$1,751,310
Max Capital Group Ltd.	11,210	260,408

		$2,011,718

Internet - 4.0%
Google, Inc., “A” (a)	46,660	$18,688,263
Omniture, Inc. (a)(l)	95,860	1,759,990
Tencent Holdings Ltd.	113,200	815,506

		$21,263,759

Leisure & Toys - 0.9%
Activision Blizzard, Inc. (a)	71,640	$1,105,405
Electronic Arts, Inc. (a)	68,270	2,525,307
THQ, Inc. (a)	90,380	1,088,175

		$4,718,887

Machinery & Tools - 0.9%
Bucyrus International, Inc.	77,850	$3,478,338
Flowserve Corp.	12,580	1,116,727

		$4,595,065

Major Banks - 1.7%
Bank of America Corp.	46,820	$1,638,700
JPMorgan Chase & Co.	88,950	4,153,965
State Street Corp.	38,550	2,192,724
Wells Fargo & Co.	34,010	1,276,395

		$9,261,784

Medical & Health Technology & Services - 4.0%
IDEXX Laboratories, Inc. (a)	190,210	$10,423,508
Medco Health Solutions, Inc. (a)	165,990	7,469,550
VCA Antech, Inc. (a)	119,960	3,535,221

		$21,428,279

Medical Equipment - 7.7%
Advanced Medical Optics, Inc. (a)	63,462	$1,128,354
Baxter International, Inc.	121,370	7,965,513
Becton, Dickinson & Co.	42,490	3,410,247
C.R. Bard, Inc.	63,880	6,060,296
Conceptus, Inc. (a)(l)	301,540	4,999,533
Covidien Ltd.	31,190	1,676,774
NuVasive, Inc. (a)	38,900	1,918,937
St. Jude Medical, Inc. (a)	98,320	4,275,937
Stryker Corp.	133,350	8,307,705
Thoratec Corp. (a)	66,108	1,735,335

		$41,478,631

Network & Telecom - 4.6%
Cisco Systems, Inc. (a)	277,360	$6,257,242
High Tech Computer Corp., GDR	32,335	2,010,364
Juniper Networks, Inc. (a)	48,900	1,030,323
NICE Systems Ltd., ADR (a)	114,230	3,111,625
Nokia Corp., ADR	274,720	5,123,528
Research in Motion Ltd. (a)	106,304	7,260,563

		$24,793,645

Oil Services - 4.9%
Exterran Holdings, Inc. (a)(l)	6,729	$215,059
Helix Energy Solutions Group, Inc. (a)	10,510	255,183
National Oilwell Varco, Inc. (a)	101,521	5,099,400
Noble Corp.	178,497	7,836,018
Schlumberger Ltd.	41,430	3,235,269
Smith International, Inc.	85,500	5,013,720
Transocean, Inc.	20,650	2,268,196
Weatherford International Ltd. (a)	95,210	2,393,579

		$26,316,424

Railroad & Shipping - 1.5%
Norfolk Southern Corp.	70,490	$4,667,143
Union Pacific Corp.	49,060	3,491,110

		$8,158,253

Special Products & Services - 0.1%
Heckmann Corp. (a)(l)	80,010	$660,083

Specialty Chemicals - 0.3%
Praxair, Inc.	20,250	$1,452,735

Specialty Stores - 4.9%
Amazon.com, Inc. (a)	45,120	$3,282,931
AnnTaylor Stores Corp. (a)	90,580	1,869,571
Ctrip.com International Ltd., ADR	41,000	1,583,010
Dick’s Sporting Goods, Inc. (a)(l)	52,470	1,027,363
J. Crew Group, Inc. (a)(l)	62,600	1,788,482
Lowe’s Cos., Inc.	327,620	7,761,318
Nordstrom, Inc.	94,280	2,717,150
O’Reilly Automotive, Inc. (a)	174,930	4,682,876
TJX Cos., Inc.	54,610	1,666,697

		$26,379,398

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	140,030	$6,491,791
Rogers Communications, Inc., “B”	196,620	6,377,564

		$12,869,355

Telephone Services - 0.3%
American Tower Corp., “A” (a)	37,463	$1,347,544

Tobacco - 1.5%
Philip Morris International, Inc.	168,710	$8,114,951

Trucking - 2.0%
J.B. Hunt Transport Services, Inc.	170,660	$5,694,924
Landstar System, Inc.	59,730	2,631,704
Werner Enterprises, Inc. (l)	120,130	2,608,022

		$10,934,650

Utilities - Electric Power - 0.5%
Allegheny Energy, Inc.	36,810	$1,353,504
NRG Energy, Inc. (a)(l)	58,080	1,437,480

		$2,790,984

Total Common Stocks		$520,898,180

SHORT-TERM OBLIGATIONS - 3.2%
General Electric Co., 2%, due 10/01/08 (y)	$16,998,000	$16,998,000

2

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 0.5%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $2,941,123 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,941,000	$2,941,000

COLLATERAL FOR SECURITIES LOANED - 4.0%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	21,282,770	$21,282,770

Total Investments		$562,119,950

OTHER ASSETS, LESS LIABILITIES - (4.7)%		(25,108,981)

NET ASSETS - 100.0%		$537,010,969

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$527,094,734	$35,025,216	$—	$562,119,950
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$613,237,359

Gross unrealized appreciation	$22,606,073
Gross unrealized depreciation	(73,723,482)

Net unrealized appreciation (depreciation)	$(51,117,409)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $22,721,401. These loans were collateralized by cash of $21,282,770 and U.S. Treasury obligations of $1,405,896.

4

MFS® Global Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited)

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.8%

Alcoholic Beverages - 5.9%
Diageo PLC	55,479	$939,150
Grupo Modelo S.A. de C.V., “C”	38,000	161,708
Heineken N.V.	26,520	1,068,692
Pernod Ricard S.A.	4,846	426,038

		$2,595,588

Apparel Manufacturers - 6.2%
Burberry Group PLC	43,320	$303,570
Compagnie Financiere Richemont S.A.	6,600	293,134
LVMH Moet Hennessy Louis Vuitton S.A.	12,430	1,097,533
NIKE, Inc., “B”	15,080	1,008,852

		$2,703,089

Automotive - 1.9%
Bayerische Motoren Werke AG	5,350	$208,673
Bridgestone Corp. (l)	13,900	260,670
Harley-Davidson, Inc. (l)	9,300	346,890

		$816,233

Biotechnology - 0.3%
Actelion Ltd. (a)(l)	2,546	$130,174

Broadcasting - 5.4%
Omnicom Group, Inc.	16,390	$631,998
Viacom, Inc., “B” (a)	6,435	159,845
Vivendi S.A.	10,270	321,380
Walt Disney Co. (l)	25,990	797,633
WPP Group PLC	56,150	455,683

		$2,366,539

Brokerage & Asset Managers - 1.8%
Deutsche Boerse AG	1,880	$171,394
Goldman Sachs Group, Inc.	2,570	328,960
Julius Baer Holding Ltd.	5,668	278,667

		$779,021

Business Services - 1.6%
Accenture Ltd., “A”	12,580	$478,040
DST Systems, Inc. (a)(l)	3,890	217,801

		$695,841

Chemicals - 3.6%
3M Co.	13,820	$944,044
Givaudan S.A.	750	621,941

		$1,565,985

Computer Software - 1.7%
Oracle Corp. (a)	37,730	$766,296

Conglomerates - 0.9%
Smiths Group PLC	22,009	$397,304

Consumer Goods & Services - 6.4%
Alberto-Culver Co.	6,410	$174,608
Henkel KGaA, IPS	7,190	264,121
Kao Corp.	29,000	776,896
Procter & Gamble Co.	9,679	674,530
Reckitt Benckiser Group PLC	18,910	915,589

		$2,805,744

Electrical Equipment - 3.6%
Legrand S.A.	19,960	$453,113
OMRON Corp.	9,000	138,252
Rockwell Automation, Inc.	9,030	337,180
Schneider Electric S.A.	7,700	667,907

		$1,596,452

Electronics - 5.7%
ASML Holding N.V.	10,169	$181,572
Canon, Inc.	21,200	792,606
Hirose Electric Co. Ltd. (l)	1,600	152,766
Hoya Corp.	17,300	342,732
Intel Corp.	22,550	422,362
Ricoh Co. Ltd.	10,000	139,042
Samsung Electronics Co. Ltd.	991	456,330

		$2,487,410

Energy - Independent - 0.9%
INPEX Holdings, Inc.	45	$389,752

Energy - Integrated - 5.5%
Chevron Corp.	5,730	$472,610
Exxon Mobil Corp.	8,440	655,450
Royal Dutch Shell PLC, “A” (a)	18,760	545,681
TOTAL S.A.	12,020	725,177

		$2,398,918

Food & Beverages - 7.2%
General Mills, Inc.	10,810	$742,863
J.M. Smucker Co.	590	29,907
Nestle S.A.	38,087	1,647,341
PepsiCo, Inc.	10,100	719,827

		$3,139,938

Food & Drug Stores - 2.0%
Tesco PLC (a)	36,088	$250,972
Walgreen Co.	19,850	614,556

		$865,528

Gaming & Lodging - 1.0%
Ladbrokes PLC	72,869	$246,264
William Hill PLC	44,340	187,047

		$433,311

Insurance - 2.9%
AXA	24,300	$796,626
Genworth Financial, Inc., “A”	2,800	24,108
QBE Insurance Group Ltd. (l)	4,024	86,970
Swiss Reinsurance Co.	6,900	385,361

		$1,293,065

Machinery & Tools - 0.4%
Fanuc Ltd.	2,400	$181,029

Major Banks - 5.4%
Bank of New York Mellon Corp.	20,070	$653,881
Erste Bank der oesterreichischen Sparkassen AG	9,328	470,134

1

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Major Banks - continued
Intesa Sanpaolo S.p.A.	42,362	$231,244
Standard Chartered PLC (a)	13,460	326,947
State Street Corp.	11,880	675,734

		$2,357,940

Medical Equipment - 5.6%
Medtronic, Inc.	13,390	$670,839
Synthes, Inc.	4,770	658,865
Thermo Fisher Scientific, Inc. (a)	8,940	491,700
Zimmer Holdings, Inc. (a)	9,700	626,232

		$2,447,636

Natural Gas - Distribution - 1.7%
Gaz de France	14,323	$749,459

Other Banks & Diversified Financials - 3.2%
Aeon Credit Service Co. Ltd.	11,300	$113,871
American Express Co.	15,950	565,109
Bangkok Bank Public Co. Ltd.	37,500	115,093
Komercni Banka A.S.	838	184,634
UBS AG (a)	25,836	446,635

		$1,425,342

Pharmaceuticals - 8.8%
Bayer AG	7,810	$569,537
GlaxoSmithKline PLC	16,020	346,102
Johnson & Johnson	15,060	1,043,357
Merck KGaA	6,330	679,557
Roche Holding AG	7,720	1,203,447

		$3,842,000

Printing & Publishing - 0.8%
Wolters Kluwer N.V.	17,810	$363,040

Railroad & Shipping - 0.6%
Canadian National Railway Co.	5,514	$263,735

Specialty Chemicals - 4.1%
L’Air Liquide S.A.	4,416	$485,890
Linde AG	7,050	756,048
Praxair, Inc.	1,500	107,610
Shin-Etsu Chemical Co. Ltd.	9,100	433,248

		$1,782,796

Specialty Stores - 0.2%
Sally Beauty Holdings, Inc. (a)(l)	10,030	$86,258

Telephone Services - 0.8%
Singapore Telecommunications Ltd.	157,950	$361,498

Trucking - 2.8%
TNT N.V.	21,580	$603,555
United Parcel Service, Inc., “B”	10,280	646,509

		$1,250,064

Utilities - Electric Power - 0.9%
E.ON AG	7,690	$389,447

Total Common Stocks		$43,726,432

COLLATERAL FOR SECURITIES LOANED - 2.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,063,998	$1,063,998

Total Investments		$44,790,430

OTHER ASSETS, LESS LIABILITIES - (2.2)%		(976,624)

NET ASSETS - 100.0%		$43,813,806

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Equity Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$18,174,568	$26,615,862	$—	$44,790,430
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$46,009,331

Gross unrealized appreciation	$4,501,571
Gross unrealized depreciation	(5,720,472)

Net unrealized appreciation (depreciation)	$(1,218,901)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

United States	36.5%
France	13.0%
Switzerland	12.8%
United Kingdom	9.9%
Japan	8.4%
Germany	6.9%
Netherlands	6.3%
Austria	1.1%
South Korea	1.0%
Other Countries	4.1%

3

MFS INVESTMENT MANAGEMENT

MFS® Variable Insurance Trust
Quarterly portfolio holdings

MFS® High Income Series

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - 86.5%

Aerospace - 1.0%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		$670,000	$599,650
Vought Aircraft Industries, Inc., 8%, 2011		2,260,000	1,966,200

			$2,565,850

Airlines - 0.7%
Continental Airlines, Inc., 7.339%, 2014		$1,898,000	$1,423,500
Continental Airlines, Inc., 6.9%, 2017		255,762	212,921
Continental Airlines, Inc., 6.748%, 2017		157,524	126,020

			$1,762,441

Asset Backed & Securitized - 4.6%
Airlie LCDO Ltd., CDO, FRN, 4.701%, 2011 (z)		$677,000	$284,949
Anthracite Ltd., CDO, 6%, 2037 (z)		290,000	145,000
Arbor Realty Mortgage Securities, CDO, FRN, 5.086%, 2038 (z)		659,114	197,734
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		906,493	208,493
Babson Ltd., CLO, “D”, FRN, 4.29%, 2018 (n)		655,000	328,155
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		496,525	394,677
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2051		2,112,356	1,694,354
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051		484,576	377,588
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		985,952	473,819
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		447,517	352,278
Crest Ltd., CDO, 7%, 2040		846,250	319,358
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)		938,000	281,400
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.095%, 2050 (z)		500,000	90,000
First Union National Bank Commercial Mortgage Trust, 6.75%, 2010		750,000	575,238
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		1,472,335	1,223,668
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		980,645	750,107
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		750,000	455,195
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		750,000	449,588
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		1,592,719	1,299,110
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		408,000	317,591
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		579,683	327,406
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051		1,589,805	1,299,512
Wachovia Credit, CDO, FRN, 4.561%, 2026 (z)		372,000	105,246

			$11,950,466

Automotive - 3.2%
Accuride Corp., 8.5%, 2015		$500,000	$317,500
Allison Transmission, Inc., 11%, 2015 (n)		1,925,000	1,674,750
FCE Bank PLC, 7.125%, 2012	EUR	1,700,000	1,603,485
Ford Motor Credit Co. LLC, 9.75%, 2010		$920,000	659,716
Ford Motor Credit Co. LLC, 12%, 2015		1,865,000	1,423,202
Ford Motor Credit Co. LLC, 8%, 2016		2,610,000	1,650,246
General Motors Corp., 8.375%, 2033		2,537,000	1,014,800

			$8,343,699

Broadcasting - 5.5%
Allbritton Communications Co., 7.75%, 2012		$2,190,000	$1,872,450
Bonten Media Acquisition Co., 9%, 2015 (z)(p)		1,380,000	814,200
CanWest MediaWorks LP, 9.25%, 2015 (n)		1,070,000	770,400
DIRECTV Holdings LLC, 7.625%, 2016 (n)		1,720,000	1,556,600
Lamar Media Corp., 6.625%, 2015		1,545,000	1,278,488
Lamar Media Corp., “C”, 6.625%, 2015		975,000	806,813
LBI Media, Inc., 8.5%, 2017 (n)		1,025,000	676,500
LIN TV Corp., 6.5%, 2013		2,175,000	1,696,500
Local TV Finance LLC, 9.25%, 2015 (n)(p)		1,625,000	1,056,250
Newport Television LLC, 13%, 2017 (n)(p)		1,875,000	1,321,875
Nexstar Broadcasting Group, Inc., 7%, 2014		1,795,000	1,346,250
Univision Communications, Inc., 9.75%, 2015 (n)(p)		2,500,000	1,162,500
Young Broadcasting, Inc., 8.75%, 2014		545,000	79,025

			$14,437,851

Brokerage & Asset Managers - 0.7%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$2,375,000	$1,828,750

Building - 1.7%
Associated Materials, Inc., 9.75%, 2012		$530,000	$522,050
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		780,000	503,100
Building Materials Corp. of America, 7.75%, 2014		1,085,000	857,150

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Building - continued
Nortek Holdings, Inc., 10%, 2013 (n)	$800,000	$704,000
Nortek Holdings, Inc., 8.5%, 2014	940,000	535,800
Ply Gem Industries, Inc., 9%, 2012	1,410,000	768,450
Ply Gem Industries, Inc., 11.75%, 2013 (n)	555,000	477,300

		$4,367,850

Business Services - 1.2%
First Data Corp., 9.875%, 2015 (n)	$2,005,000	$1,573,925
SunGard Data Systems, Inc., 10.25%, 2015	1,695,000	1,470,413

		$3,044,338

Cable TV - 3.8%
CCH II Holdings LLC, 10.25%, 2010	$2,530,000	$2,277,000
CCO Holdings LLC, 8.75%, 2013	4,725,000	4,110,750
CSC Holdings, Inc., 6.75%, 2012	1,295,000	1,186,544
CSC Holdings, Inc., 8.5%, 2015 (n)	400,000	371,500
Mediacom LLC, 9.5%, 2013	715,000	639,925
NTL Cable PLC, 9.125%, 2016	1,550,000	1,298,125

		$9,883,844

Chemicals - 3.4%
Innophos, Inc., 8.875%, 2014	$1,630,000	$1,630,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,924,000	1,721,980
Koppers Holdings, Inc., 9.875%, 2013	1,430,000	1,472,900
Momentive Performance Materials, Inc., 9.75%, 2014	485,000	383,150
Momentive Performance Materials, Inc., 11.5%, 2016	1,976,000	1,343,680
Nalco Co., 7.75%, 2011	710,000	695,800
Nalco Co., 8.875%, 2013	1,665,000	1,660,838

		$8,908,348

Consumer Goods & Services - 2.9%
Corrections Corp. of America, 6.25%, 2013	$790,000	$738,650
GEO Group, Inc., 8.25%, 2013	1,225,000	1,215,813
Jarden Corp., 7.5%, 2017	985,000	820,013
KAR Holdings, Inc., 10%, 2015	1,375,000	1,058,750
Service Corp. International, 7.375%, 2014	690,000	627,900
Service Corp. International, 7%, 2017	2,640,000	2,257,200
Ticketmaster, 10.75%, 2016 (n)	835,000	784,900

		$7,503,226

Containers - 1.9%
Crown Americas LLC, 7.625%, 2013	$1,035,000	$1,019,475
Graham Packaging Co. LP, 9.875%, 2014	1,475,000	1,283,250
Greif, Inc., 6.75%, 2017	1,070,000	1,032,550
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,610,000	1,601,950

		$4,937,225

Defense Electronics - 0.9%
L-3 Communications Corp., 6.125%, 2014	$1,370,000	$1,267,250
L-3 Communications Corp., 5.875%, 2015	1,105,000	1,000,025

		$2,267,275

Electronics - 1.2%
Avago Technologies Finance, 11.875%, 2015	$800,000	$824,000
Flextronics International Ltd., 6.25%, 2014	840,000	709,800
Freescale Semiconductor, Inc., 8.875%, 2014	740,000	510,600
Spansion LLC, 11.25%, 2016 (n)	1,765,000	1,014,875

		$3,059,275

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 3.127%, 2012	$534,400	$385,235

Energy - Independent - 5.8%
Chaparral Energy, Inc., 8.875%, 2017	$1,060,000	$837,400
Chesapeake Energy Corp., 7%, 2014	1,055,000	986,425
Chesapeake Energy Corp., 6.375%, 2015	1,835,000	1,637,738
Forest Oil Corp., 7.25%, 2019	960,000	820,800
Forest Oil Corp., 7.25%, 2019 (n)	255,000	218,025
Hilcorp Energy I LP, 7.75%, 2015 (n)	180,000	154,800
Hilcorp Energy I LP, 9%, 2016 (n)	740,000	673,400
Mariner Energy, Inc., 8%, 2017	920,000	777,400
Newfield Exploration Co., 6.625%, 2014	1,245,000	1,120,500
OPTI Canada, Inc., 8.25%, 2014	2,150,000	1,924,250
Plains Exploration & Production Co., 7%, 2017	2,155,000	1,874,850
Quicksilver Resources, Inc., 7.125%, 2016	2,350,000	1,915,250
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	615,000	544,275
SandRidge Energy, Inc., 8%, 2018 (n)	885,000	761,100
Southwestern Energy Co., 7.5%, 2018 (n)	945,000	916,650

		$15,162,863

Entertainment - 0.6%
AMC Entertainment, Inc., 11%, 2016	$985,000	$970,225
Marquee Holdings, Inc., 9.505%, 2014	755,000	556,813

		$1,527,038

Financial Institutions - 0.7%
General Motors Acceptance Corp., 6.875%, 2011	$2,672,000	$1,192,212
General Motors Acceptance Corp., 8%, 2031	1,459,000	550,447

		$1,742,659

2

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued

Food & Beverages - 2.2%
ARAMARK Corp., 8.5%, 2015		$1,305,000	$1,226,700
B&G Foods, Inc., 8%, 2011		1,120,000	1,075,200
Dean Foods Co., 7%, 2016		1,555,000	1,352,850
Del Monte Corp., 6.75%, 2015		1,425,000	1,282,500
Michael Foods, Inc., 8%, 2013		890,000	863,300

			$5,800,550

Forest & Paper Products - 2.5%
Buckeye Technologies, Inc., 8%, 2010		$280,000	$259,000
Buckeye Technologies, Inc., 8.5%, 2013		1,970,000	1,832,100
Georgia-Pacific Corp., 7.125%, 2017 (n)		890,000	794,325
Georgia-Pacific Corp., 8%, 2024		505,000	444,400
Graphic Packaging International Corp., 9.5%, 2013		1,155,000	1,045,275
JSG Funding PLC, 7.75%, 2015		150,000	124,875
Millar Western Forest Products Ltd., 7.75%, 2013		1,555,000	886,350
NewPage Holding Corp., 10%, 2012		140,000	125,300
Smurfit-Stone Container Corp., 8%, 2017		1,425,000	1,111,500

			$6,623,125

Gaming & Lodging - 5.9%
Boyd Gaming Corp., 6.75%, 2014 $		690,000	$495,075
Firekeepers Development Authority, 13.875%, 2015 (z)		500,000	440,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		2,275,000	637,000
Harrah’s Operating Co., Inc., 5.5%, 2010		930,000	697,500
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		3,210,000	1,637,100
Harrah’s Operating Co., Inc., 11.5%, 2018 (n)(p)		700,000	301,000
Host Hotels & Resorts, Inc., 7.125%, 2013		920,000	818,800
Host Hotels & Resorts, Inc., 6.75%, 2016		725,000	592,688
Mandalay Resort Group, 9.375%, 2010		955,000	878,600
MGM Mirage, 8.5%, 2010		580,000	533,600
MGM Mirage, 8.375%, 2011		1,610,000	1,316,175
MGM Mirage, 6.75%, 2013		1,115,000	869,700
MGM Mirage, 5.875%, 2014		2,355,000	1,701,488
Pinnacle Entertainment, Inc., 7.5%, 2015		2,185,000	1,616,900
Station Casinos, Inc., 6%, 2012		465,000	260,400
Station Casinos, Inc., 6.5%, 2014		2,175,000	641,625
Station Casinos, Inc., 6.875%, 2016		2,540,000	711,200
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		3,305,000	1,355,050

			$15,503,901

Industrial - 1.5%
Blount, Inc., 8.875%, 2012		$1,175,000	$1,169,125
JohnsonDiversey, Inc., 9.625%, 2012	EUR	460,000	621,685
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$2,255,000	2,249,363

			$4,040,173

Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$1,075,000	$817,000

Machinery & Tools - 0.7%
Case New Holland, Inc., 7.125%, 2014		$2,030,000	$1,847,300

Major Banks - 1.3%
Bank of America Corp., 8% to 2018, FRN to 2049		$2,140,000	$1,694,595
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		2,165,000	1,822,670

			$3,517,265

Medical & Health Technology & Services - 8.7%
Biomet, Inc., 10%, 2017		$1,510,000	$1,540,200
Biomet, Inc., 11.625%, 2017		1,000,000	1,005,000
Community Health Systems, Inc., 8.875%, 2015		3,815,000	3,624,250
Cooper Cos., Inc., 7.125%, 2015		1,415,000	1,386,700
DaVita, Inc., 7.25%, 2015		2,580,000	2,451,000
HCA, Inc., 6.375%, 2015		2,650,000	2,086,875
HCA, Inc., 9.25%, 2016		5,185,000	5,042,405
Psychiatric Solutions, Inc., 7.75%, 2015		1,415,000	1,315,950
U.S. Oncology, Inc., 10.75%, 2014		2,140,000	2,150,700
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,280,000	1,193,600
Universal Hospital Services, Inc., FRN, 6.302%, 2015		310,000	272,800
VWR Funding, Inc., 10.25%, 2015 (p)		905,000	791,875

			$22,861,355

Metals & Mining - 4.1%
Arch Western Finance LLC, 6.75%, 2013		$1,195,000	$1,123,300
FMG Finance Ltd., 10.625%, 2016 (n)		2,205,000	2,160,900
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		4,670,000	4,599,950
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015		545,000	522,050
Peabody Energy Corp., 5.875%, 2016		1,150,000	1,040,750
Peabody Energy Corp., 7.375%, 2016		1,390,000	1,334,400

			$10,781,350

Municipals - 0.5%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035		$1,430,000	$1,204,174

Natural Gas - Distribution - 1.1%
AmeriGas Partners LP, 7.125%, 2016		$1,585,000	$1,418,575

3

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Natural Gas - Distribution - continued
Inergy LP, 6.875%, 2014	$1,540,000	$1,347,500

		$2,766,075

Natural Gas - Pipeline - 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,015,000	$933,800
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	940,000	883,600
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,455,000	1,473,380
El Paso Corp., 7.25%, 2018	955,000	888,150
Transcontinental Gas Pipe Line Corp., 7%, 2011	286,000	292,830
Williams Partners LP, 7.25%, 2017	1,000,000	930,000

		$5,401,760

Network & Telecom - 3.6%
Cincinnati Bell, Inc., 8.375%, 2014$	2,130,000	$1,853,100
Citizens Communications Co., 9.25%, 2011	1,371,000	1,371,000
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,230,000	1,119,300
Qwest Capital Funding, Inc., 7.25%, 2011	1,960,000	1,832,600
Qwest Corp., 7.875%, 2011	570,000	547,200
Qwest Corp., 8.875%, 2012	1,740,000	1,705,200
Windstream Corp., 8.625%, 2016	1,015,000	936,338

		$9,364,738

Oil Services - 0.8%
Basic Energy Services, Inc., 7.125%, 2016	$1,710,000	$1,521,900
GulfMark Offshore, Inc., 7.75%, 2014	730,000	686,200

		$2,208,100

Printing & Publishing - 2.4%
American Media Operations, Inc., 10.25%, 2009 (z)	$53,413	$37,656
American Media Operations, Inc., “B”, 10.25%, 2009	1,469,000	1,035,645
Dex Media West LLC, 9.875%, 2013	321,000	199,020
Dex Media, Inc., 0% to 2008, 9% to 2013	1,690,000	777,400
Dex Media, Inc., 0% to 2008, 9% to 2013	3,580,000	1,646,800
Idearc, Inc., 8%, 2016	2,460,000	670,350
Nielsen Finance LLC, 10%, 2014	1,515,000	1,439,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	475,000	308,750
Quebecor World, Inc., 6.125%, 2013 (d)	725,000	221,125

		$6,335,996

Retailers - 0.4%
Couche-Tard, Inc., 7.5%, 2013	$340,000	$312,800
Sally Beauty Holdings, Inc., 10.5%, 2016	730,000	693,500

		$1,006,300

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$1,105,000	$975,163

Telecommunications - Wireless - 2.0%
Alltel Corp., 7%, 2012	$1,701,000	$1,662,728
MetroPCS Wireless, Inc., 9.25%, 2014	1,415,000	1,323,025
Sprint Capital Corp., 8.375%, 2012	730,000	657,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	1,620,000	1,587,600

		$5,230,353

Transportation - Services - 0.5%
Hertz Corp., 8.875%, 2014	$1,475,000	$1,272,188

Utilities - Electric Power - 5.6%
Dynegy Holdings, Inc., 7.5%, 2015	$960,000	$811,200
Edison Mission Energy, 7%, 2017	2,350,000	2,115,000
Mirant Americas Generation LLC, 8.3%, 2011	900,000	866,250
Mirant North America LLC, 7.375%, 2013	1,425,000	1,339,500
NRG Energy, Inc., 7.375%, 2016	4,920,000	4,428,000
Reliant Energy, Inc., 7.875%, 2017	2,255,000	1,668,700
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	3,720,000	3,357,300

		$14,585,950

Total Bonds		$225,821,049

FLOATING RATE LOANS(g)(r) - 6.2%

Aerospace - 0.6%
Hawker Beechcraft Acquisition Co., Letter of Credit, 5.76%, 2014	67,579	$58,818
Hawker Beechcraft Acquisition Co., Term Loan, 5.76%, 2014	1,687,458	1,468,691

		$1,527,509

Automotive - 1.2%
Federal-Mogul Corp., Term Loan B, 4.48%, 2015	1,250,734	$894,275
Ford Motor Co., Term Loan B, 5.49%, 2013	2,248,152	1,469,262
General Motors, Term Loan B, 7%, 2013 (o)	441,360	285,781
Mark IV Industries, Inc., Second Lien Term Loan, 11.87%, 2011	1,014,271	365,137

		$3,014,455

Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 5.32%, 2012	1,196,948	$903,695
Young Broadcasting, Inc., Term Loan B-1, 5.32%, 2012	446,334	336,982

		$1,240,677

Business Services - 0.5%
First Data Corp., Term Loan B-1, 5.96%, 2014	1,600,987	$1,360,839

4

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) – continued

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$398,952	$390,973

Gaming & Lodging - 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 6.96%, 2014	1,652,646	$842,849

Medical & Health Technology & Services - 0.6%
Community Health Systems, Inc., Delayed Draw Term Loan, 1%, 2014 (q)	25,282	$22,122
Community Health Systems, Inc., Term Loan B, 5.28%, 2014	494,336	432,544
HCA, Inc., Term Loan B, 6.01%, 2013	1,135,651	993,931

		$1,448,597

Printing & Publishing - 0.3%
Idearc, Inc., Term Loan B, 5.77%, 2014	151,967	$87,989
Tribune Co., Incremental Term Loan, 2014 (o)	1,908,079	772,772

		$860,761

Retailers - 0.1%
Burlington Coat Factory, Term Loan B, 2013 (o)	525,209	$359,243

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 4.86%, 2013	602,264	$439,868

Telecommunications - Wireless - 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 5.31%, 2015	841,291	$808,560

Utilities - Electric Power - 1.5%
Calpine Corp., DIP Term Loan, 6.64%, 2009	1,332,595	$1,127,709
NRG Energy Corp., Letter of Credit, 1%, 2013	342,348	299,935
NRG Energy Corp., Term Loan, 1%, 2013	699,768	613,074
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.28%, 2014 (o)	2,223,059	1,870,942

		$3,911,660

Total Floating Rate Loans		$16,205,991

COMMON STOCKS - 1.7%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	82	$0

Cable TV - 0.7%
Cablevision Systems Corp., “A”	14,100	$354,756
Comcast Corp., “A”	51,800	1,016,834
Time Warner Cable, Inc., “A” (a)	18,500	447,700

		$1,819,290

Energy - Integrated - 0.1%
Chevron Corp.	3,200	$263,936

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp.	16,100	$149,730

Gaming & Lodging - 0.3%
MGM Mirage (a)	8,600	$245,100
Pinnacle Entertainment, Inc. (a)	70,200	530,712

		$775,812

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	2,125	$0

Real Estate - 0.2%
Host Hotels & Resorts, Inc., REIT	32,300	$429,267

Telephone Services - 0.2%
Windstream Corp.	49,900	$545,906

Utilities - Electric Power - 0.1%
Reliant Energy, Inc. (a)	52,300	$384,405

Total Common Stocks		$4,368,346

PREFERRED STOCKS - 0.7%

Brokerage & Asset Managers - 0.7%
Merrill Lynch Co., Inc., 8.63%	99,525	$1,889,980

SHORT-TERM OBLIGATIONS - 0.0%
Toyota Motor Credit, 5%, due 10/01/08 (y)	$67,000	$67,000

REPURCHASE AGREEMENTS - 4.4%
Merrill Lynch, 0.15%, dated 9/30/08, due 10/01/08, total to be received $11,328,047 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$11,328,000	$11,328,000

Total Investments		$259,680,366

OTHER ASSETS, LESS LIABILITIES - 0.5%		1,370,709

NET ASSETS - 100.0%		$261,051,075

5

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS High Income Series

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,828,928, representing 13% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 4.701%, 2011	10/13/06	$677,000	$284,949
American Media Operations, Inc., 10.25%, 2009	12/01/06 - 11/28/07	52,687	37,656
Anthracite Ltd., CDO, 6%, 2037	5/14/02	246,613	145,000
Arbor Realty Mortgage Securities, CDO, FRN, 5.086%, 2038	12/20/05	659,114	197,734
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/31/07	1,383,525	814,200
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.095%, 2050	4/12/06	500,000	90,000
Firekeepers Development Authority, 13.875%, 2015	4/22/08	491,506	440,000
Wachovia Credit, CDO, FRN, 4.561%, 2026	6/08/06	372,000	105,246

Total Restricted Securities			$2,114,785
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS High Income Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$6,258,326	$253,422,040	$—	$259,680,366
Other Financial Instruments	$—	$(2,008,299)	$—	$(2,008,299)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$312,649,361

Gross unrealized appreciation	$427,205
Gross unrealized depreciation	(53,396,200)

Net unrealized appreciation (depreciation)	$(52,968,995)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	1,850,794	10/22/08	$2,711,413	$2,610,724	$100,689

7

MFS High Income Series

Supplemental Information (Unaudited) 9/30/08 - continued

(3) Derivative Contracts at 9/30/08 - Continued

Swap Agreements at 9/30/08

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	1,300,000		JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(302,972)

6/20/09	USD	650,000		JPMorgan Chase Bank	4.8% (fixed rate)	(1)	(148,665)

6/20/12	USD	1,300,000		Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(639,865)

6/20/12	USD	650,000		Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(315,731)

6/20/13	USD	1,350,000	(a)	Goldman Sachs International	5% (fixed rate)	(3)	(722,982)

9/20/13	USD	1,100,000		JPMorgan Chase Bank	5.3% (fixed rate)	(4)	21,227

							$(2,108,988)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/1/15.
(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.
(3)	Fund to pay notional amount upon a defined credit event by Station Casinos, Inc., 6%, 4/1/12. (4) Fund to pay notional amount upon a defined credit event by Aramark Services, 8.5%, 2/1/15.
(a)	Net unamortized premiums received by the fund amounted to $218,115.

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS INVESTMENT MANAGEMENT

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.4%

Aerospace - 2.2%
Precision Castparts Corp.	16,900	$1,331,382
United Technologies Corp.	101,070	6,070,264

		$7,401,646

Alcoholic Beverages - 1.5%
Diageo PLC	297,980	$5,044,206

Apparel Manufacturers - 3.8%
LVMH Moet Hennessy Louis Vuitton S.A.	75,230	$6,642,591
NIKE, Inc., “B”	87,710	5,867,799

		$12,510,390

Biotechnology - 3.2%
Genentech, Inc. (a)	16,890	$1,497,805
Genzyme Corp. (a)	115,180	9,316,910

		$10,814,715

Broadcasting - 2.4%
Grupo Televisa S.A., ADR	105,740	$2,312,534
News Corp., “A”	173,540	2,080,745
Omnicom Group, Inc.	90,120	3,475,027

		$7,868,306

Brokerage & Asset Managers - 2.6%
Charles Schwab Corp.	197,440	$5,133,440
Deutsche Boerse AG	24,920	2,271,882
Franklin Resources, Inc.	14,340	1,263,784

		$8,669,106

Business Services - 6.8%
Amdocs Ltd. (a)	283,540	$7,763,325
Automatic Data Processing, Inc.	69,510	2,971,553
Fidelity National Information Services, Inc.	121,400	2,241,044
Visa, Inc., “A”	46,430	2,850,338
Western Union Co.	280,300	6,915,001

		$22,741,261

Cable TV - 0.8%
Comcast Corp., “A”	141,835	$2,784,221

Computer Software - 6.4%
Citrix Systems, Inc. (a)	77,040	$1,946,030
Microsoft Corp.	307,970	8,219,719
Oracle Corp. (a)	456,520	9,271,921
VeriSign, Inc. (a)	69,850	1,821,688

		$21,259,358

Computer Software - Systems - 2.9%
Apple, Inc. (a)	24,000	$2,727,840
EMC Corp. (a)	243,310	2,909,988
International Business Machines Corp.	34,390	4,022,254

		$9,660,082

Consumer Goods & Services - 4.0%
Avon Products, Inc.	58,330	$2,424,778
Colgate-Palmolive Co.	55,960	4,216,586
Procter & Gamble Co.	95,233	6,636,788

		$13,278,152

Electrical Equipment - 4.2%
Danaher Corp.	100,610	$6,982,334
General Electric Co.	105,730	2,696,115
W.W. Grainger, Inc.	50,980	4,433,731

		$14,112,180

Electronics - 5.3%
Intel Corp.	184,530	$3,456,247
Intersil Corp., “A”	126,460	2,096,707
KLA-Tencor Corp.	98,270	3,110,246
National Semiconductor Corp.	79,820	1,373,702
Samsung Electronics Co. Ltd., GDR	18,460	4,238,544
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	375,098	3,514,668

		$17,790,114

Energy - Integrated - 4.3%
Chevron Corp.	21,870	$1,803,838
Exxon Mobil Corp.	47,830	3,714,478
Hess Corp.	52,780	4,332,182
Marathon Oil Corp.	111,870	4,460,257

		$14,310,755

Food & Beverages - 4.8%
General Mills, Inc.	42,790	$2,940,529
Nestle S.A.	130,014	5,623,373
PepsiCo, Inc.	105,900	7,547,493

		$16,111,395

Food & Drug Stores - 2.2%
CVS Caremark Corp.	215,333	$7,248,109

Gaming & Lodging - 1.2%
International Game Technology	97,630	$1,677,283
Royal Caribbean Cruises Ltd.	114,520	2,376,290

		$4,053,573

General Merchandise - 0.5%
Kohl’s Corp. (a)	34,120	$1,572,250

Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	63,830	$1,620,644

Insurance - 0.8%
MetLife, Inc.	49,210	$2,755,760

Internet - 2.9%e
Bay, Inc. (a)	102,500	$2,293,950
Google, Inc., “A” (a)	18,400	7,369,568

		$9,663,518

Major Banks - 2.7%
Bank of New York Mellon Corp.	98,448	$3,207,436
State Street Corp.	104,630	5,951,354

		$9,158,790

Medical & Health Technology & Services - 1.4%
Cardinal Health, Inc.	41,080	$2,024,422
VCA Antech, Inc. (a)	84,230	2,482,258

		$4,506,680

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Medical Equipment - 4.4%
Advanced Medical Optics, Inc. (a)(l)	129,410	$2,300,910
Medtronic, Inc.	86,560	4,336,656
ResMed, Inc. (a)	63,770	2,742,110
Stryker Corp.	52,070	3,243,961
Zimmer Holdings, Inc. (a)	33,730	2,177,609

		$14,801,246

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR (l)	42,580	$2,213,734

Network & Telecom - 4.7%
Cisco Systems, Inc. (a)	429,790	$9,696,062
Juniper Networks, Inc. (a)	100,220	2,111,635
QUALCOMM, Inc.	52,420	2,252,487
Research in Motion Ltd. (a)	25,700	1,755,310

		$15,815,494

Oil Services - 4.7%
BJ Services Co.	68,320	$1,306,962
Halliburton Co.	160,090	5,185,315
Noble Corp.	82,540	3,623,506
Schlumberger Ltd.	30,780	2,403,610
Weatherford International Ltd. (a)	130,760	3,287,306

		$15,806,699

Other Banks & Diversified Financials - 1.0%
American Express Co.	95,490	$3,383,211

Personal Computers & Peripherals - 0.7%
NetApp, Inc. (a)	120,980	$2,205,465

Pharmaceuticals - 6.5%
Allergan, Inc.	58,970	$3,036,955
Johnson & Johnson	98,760	6,842,093
Merck KGaA	26,790	2,876,039
Roche Holding AG	30,830	4,805,994
Wyeth	114,360	4,224,458

		$21,785,539

Specialty Chemicals - 1.0%
Praxair, Inc.	46,700	$3,350,258

Specialty Stores - 2.5%
Lowe’s Cos., Inc.	97,630	$2,312,855
Nordstrom, Inc. (l)	110,340	3,179,999
Staples, Inc.	128,145	2,883,263

		$8,376,117

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	114,260	$5,297,096
Rogers Communications, Inc., “B”	76,030	2,527,237

		$7,824,333

Trucking - 1.4%
FedEx Corp.	27,180	$2,148,307
United Parcel Service, Inc., “B”	38,770	2,438,245

		$4,586,552

Total Common Stocks		$325,083,859

REPURCHASE AGREEMENTS - 2.5%
Merrill Lynch, 0.15%, dated 9/30/08, due 10/01/08, total to be received $8,404,035 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$8,404,000	$8,404,000

COLLATERAL FOR SECURITIES LOANED - 1.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	4,287,802	$4,287,802

Total Investments		$337,775,661

OTHER ASSETS, LESS LIABILITIES - (1.2)%		(3,915,285)

NET ASSETS - 100.0%		$333,860,376

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$297,869,031	$39,906,630	$—	$337,775,661
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$378,473,340

Gross unrealized appreciation	$11,708,692
Gross unrealized depreciation	(52,406,371)

Net unrealized appreciation (depreciation)	$(40,697,679)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Investors Trust Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.2%

Aerospace - 4.8%
Lockheed Martin Corp.	206,140	$22,607,373
United Technologies Corp.	248,760	14,940,526

		$37,547,899

Alcoholic Beverages - 1.7%
Diageo PLC	796,650	$13,485,693

Apparel Manufacturers - 1.6%
NIKE, Inc., “B”	191,570	$12,816,033

Automotive - 0.5%
Bayerische Motoren Werke AG	106,620	$4,158,630

Biotechnology - 3.6%
Amgen, Inc. (a)	108,170	$6,411,236
Genzyme Corp. (a)	191,060	15,454,843
Gilead Sciences, Inc. (a)	141,460	6,447,747

		$28,313,826

Broadcasting - 2.9%
News Corp., “A”	243,940	$2,924,841
Viacom, Inc., “B” (a)	212,215	5,271,421
Walt Disney Co.	465,570	14,288,343

		$22,484,605

Brokerage & Asset Managers - 1.9%
Charles Schwab Corp.	302,700	$7,870,200
Goldman Sachs Group, Inc.	53,230	6,813,440

		$14,683,640

Business Services - 2.1%
Amdocs Ltd. (a)	398,160	$10,901,621
Visa, Inc., “A”	85,670	5,259,281

		$16,160,902

Chemicals - 2.3%
3M Co.	155,630	$10,631,085
PPG Industries, Inc.	121,860	7,106,875

		$17,737,960

Computer Software - 2.0%
Oracle Corp. (a)	779,540	$15,832,457

Computer Software - Systems - 4.2%
Apple, Inc. (a)	45,560	$5,178,350
EMC Corp. (a)	492,840	5,894,366
International Business Machines Corp.	186,800	21,848,128

		$32,920,844

Consumer Goods & Services - 6.0%
Colgate-Palmolive Co.	123,250	$9,286,888
International Flavors & Fragrances, Inc.	156,040	6,157,338
Procter & Gamble Co.	292,050	20,352,965
Reckitt Benckiser Group PLC	230,700	11,170,084

		$46,967,275

Electrical Equipment - 1.6%
Danaher Corp.	136,060	$9,442,564
Rockwell Automation, Inc.	84,610	3,159,337

		$12,601,901

Electronics - 3.9%
Intel Corp.	787,220	$14,744,631
National Semiconductor Corp.	318,010	5,472,952
Samsung Electronics Co. Ltd., GDR	39,266	9,015,746
SanDisk Corp. (a)(l)	83,260	1,627,733

		$30,861,062

Energy - Independent - 0.8%
EOG Resources, Inc.	70,690	$6,323,927

Energy - Integrated - 8.1%
Exxon Mobil Corp.	295,040	$22,912,806
Hess Corp.	201,260	16,519,421
Marathon Oil Corp.	190,220	7,584,071
TOTAL S.A., ADR	272,920	16,560,786

		$63,577,084

Food & Beverages - 4.6%
General Mills, Inc.	56,500	$3,882,680
Nestle S.A.	349,156	15,101,717
PepsiCo, Inc.	246,771	17,587,369

		$36,571,766

Food & Drug Stores - 1.0%
CVS Caremark Corp.	234,660	$7,898,656

Gaming & Lodging - 1.6%
Carnival Corp. (l)	230,490	$8,147,822
International Game Technology	115,420	1,982,916
Ladbrokes PLC	817,302	2,762,103

		$12,892,841

General Merchandise - 0.5%
Kohl’s Corp. (a)	83,320	$3,839,386

Insurance - 3.2%
Genworth Financial, Inc., “A”	347,530	$2,992,233
MetLife, Inc. (l)	254,670	14,261,520
Travelers Cos., Inc.	183,750	8,305,500

		$25,559,253

Internet - 0.9%
Google, Inc., “A” (a)	17,950	$7,189,334

Machinery & Tools - 0.7%
Eaton Corp.	92,230	$5,181,481

Major Banks - 8.7%
Bank of America Corp.	383,610	$13,426,350
Bank of New York Mellon Corp.	391,743	12,762,987
JPMorgan Chase & Co.	484,040	22,604,668
State Street Corp.	223,390	12,706,423
Wells Fargo & Co.	192,440	7,222,273

		$68,722,701

Medical Equipment - 3.4%
Medtronic, Inc.	321,510	$16,107,651

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Medical Equipment - continued
Zimmer Holdings, Inc. (a)	166,840	$10,771,190

		$26,878,841

Natural Gas - Distribution - 0.6%
Questar Corp.	105,980	$4,336,702

Network & Telecom - 1.9%
Cisco Systems, Inc. (a)	514,402	$11,604,909
Nokia Corp., ADR	188,980	3,524,477

		$15,129,386

Oil Services - 2.8%
Halliburton Co.	228,480	$7,400,467
National Oilwell Varco, Inc. (a)	127,210	6,389,758
Noble Corp.	190,460	8,361,194

		$22,151,419

Other Banks & Diversified Financials - 1.2%
American Express Co.	175,960	$6,234,263
Sovereign Bancorp, Inc.	752,170	2,971,072

		$9,205,335

Pharmaceuticals - 7.9%
Abbott Laboratories	328,580	$18,919,636
Johnson & Johnson	276,346	19,145,251
Merck & Co., Inc.	237,450	7,493,922
Roche Holding AG	107,490	16,756,286

		$62,315,095

Specialty Chemicals - 1.7%
Linde AG	75,760	$8,124,572
Praxair, Inc.	71,670	5,141,606

		$13,266,178

Specialty Stores - 2.1%
Nordstrom, Inc. (l)	282,650	$8,145,973
Staples, Inc.	388,325	8,737,313

		$16,883,286

Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., “L”, ADR	72,570	$3,364,345
Rogers Communications, Inc., “B”	217,610	7,058,395

		$10,422,740

Telephone Services - 1.9%
AT&T, Inc.	537,270	$15,000,578

Tobacco - 1.5%
Altria Group, Inc.	183,450	$3,639,648
Philip Morris International, Inc.	169,390	8,147,659

		$11,787,307

Trucking - 0.6%
FedEx Corp.	56,020	$4,427,821

Utilities - Electric Power - 3.1%
Entergy Corp.	52,050	$4,632,971
Exelon Corp.	158,150	9,903,353
FirstEnergy Corp.	67,000	4,488,330
FPL Group, Inc.	110,690	5,567,707

		$24,592,361

Total Common Stocks		$780,726,205

COLLATERAL FOR SECURITIES LOANED - 1.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	14,461,099	$14,461,099

Total Investments		$795,187,304

OTHER ASSETS, LESS LIABILITIES - (1.1)%		(8,395,473)

NET ASSETS - 100.0%		$786,791,831

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Trust Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$714,612,474	$80,574,830	$—	$795,187,304
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$811,187,883

Gross unrealized appreciation	$76,903,658
Gross unrealized depreciation	(92,904,237)

Net unrealized appreciation (depreciation)	$(16,000,579)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited)

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%

Aerospace - 1.1%
Goodrich Corp.	18,530	$770,841
L-3 Communications Holdings, Inc.	9,630	946,822

		$1,717,663

Airlines - 1.1%
Copa Holdings S.A., “A”	50,090	$1,627,925

Alcoholic Beverages - 1.3%
Molson Coors Brewing Co.	40,360	$1,886,830

Apparel Manufacturers - 1.7%
Phillips-Van Heusen Corp.	55,950	$2,121,065
Quiksilver, Inc. (a)	75,710	434,575

		$2,555,640

Automotive - 1.4%
Autoliv, Inc.	23,260	$785,025
BorgWarner Transmission Systems, Inc.	16,610	544,310
Goodyear Tire & Rubber Co. (a)	47,040	720,182

		$2,049,517

Biotechnology - 3.8%
Affymetrix, Inc. (a)	91,000	$704,340
Cubist Pharmaceuticals, Inc. (a)	58,930	1,310,014
Genzyme Corp. (a)	32,540	2,632,161
Invitrogen Corp. (a)	27,570	1,042,146

		$5,688,661

Broadcasting - 0.7%
Grupo Televisa S.A., ADR	47,220	$1,032,701

Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)(l)	14,670	$1,215,410
CME Group, Inc.	1,810	672,433
Invesco Ltd.	23,180	486,316
TD AMERITRADE Holding Corp. (a)	46,960	760,752

		$3,134,911

Business Services - 3.5%
Amdocs Ltd. (a)	83,170	$2,277,195
Satyam Computer Services Ltd., ADR	148,620	2,400,213
Visa, Inc., “A”	8,110	497,873

		$5,175,281

Cable TV - 0.4%
Dish Network Corp., “A” (a)	32,620	$685,020

Chemicals - 1.6%
Intrepid Potash, Inc. (a)(l)	18,860	$568,440
PPG Industries, Inc.	31,060	1,811,419

		$2,379,859

Computer Software - 6.3%
Akamai Technologies, Inc. (a)	97,790	$1,705,458
MicroStrategy, Inc., “A” (a)	26,550	1,580,522
Salesforce.com, Inc. (a)	46,200	2,236,080
Synopsys, Inc. (a)	72,550	1,447,373
VeriSign, Inc. (a)	90,510	2,360,501

		$9,329,934

Consumer Goods & Services - 2.5%
DeVry, Inc.	28,330	$1,403,468
New Oriental Education & Technology
Group, Inc., ADR (a)	16,380	1,052,251
Priceline.com, Inc. (a)	18,050	1,235,162

		$3,690,881

Electrical Equipment - 2.1%
Baldor Electric Co. (l)	32,220	$928,258
Rockwell Automation, Inc.	26,570	992,124
WESCO International, Inc. (a)	37,400	1,203,532

		$3,123,914

Electronics - 6.2%
First Solar, Inc. (a)	4,000	$755,640
Flextronics International Ltd. (a)	405,470	2,870,728
GT Solar International, Inc. (a)	51,580	559,643
Hittite Microwave Corp. (a)	22,240	747,264
Intersil Corp., “A”	92,980	1,541,608
Marvell Technology Group Ltd. (a)	57,780	537,354
MEMC Electronic Materials, Inc. (a)	26,300	743,238
National Semiconductor Corp.	89,990	1,548,728

		$9,304,203

Energy - Independent - 1.0%
Alpha Natural Resources, Inc. (a)	8,600	$442,298
CONSOL Energy, Inc.	11,520	528,653
Tesoro Corp. (l)	31,640	521,744

		$1,492,695

Energy - Integrated - 1.2%
Marathon Oil Corp.	23,620	$941,729
Murphy Oil Corp.	13,880	890,263

		$1,831,992

Engineering - Construction - 1.6%
Fluor Corp.	20,310	$1,131,267
Foster Wheeler Ltd. (a)	35,500	1,281,905

		$2,413,172

Food & Beverages - 1.5%
Pepsi Bottling Group, Inc.	75,380	$2,198,835

Gaming & Lodging - 1.0%
International Game Technology (l)	89,270	$1,533,659

General Merchandise - 2.7%
Family Dollar Stores, Inc.	97,550	$2,311,935
Kohl’s Corp. (a)	22,010	1,014,221
Stage Stores, Inc.	47,650	650,899

		$3,977,055

Health Maintenance Organizations - 3.1%
CIGNA Corp.	77,730	$2,641,265
Coventry Health Care, Inc. (a)	59,280	1,929,564

		$4,570,829

Insurance - 2.5%
Aspen Insurance Holdings Ltd.	55,800	$1,534,500
Genworth Financial, Inc., “A”	70,520	607,177

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Insurance - continued
Max Capital Group Ltd.	65,570	$1,523,191

		$3,664,868

Leisure & Toys - 1.6%
Activision Blizzard, Inc. (a)	59,170	$912,993
Electronic Arts, Inc. (a)	40,470	1,496,985

		$2,409,978

Machinery & Tools - 5.6%
Bucyrus International, Inc.	11,890	$531,245
Cummins, Inc.	51,690	2,259,887
Eaton Corp.	43,270	2,430,909
Kennametal, Inc.	25,850	701,052
Timken Co.	86,950	2,465,033

		$8,388,126

Medical & Health Technology & Services - 1.8%
Express Scripts, Inc. (a)	13,230	$976,639
Patterson Cos., Inc. (a)	26,530	806,777
Tenet Healthcare Corp. (a)	154,860	859,473

		$2,642,889

Medical Equipment - 3.9%
Advanced Medical Optics, Inc. (a)	61,800	$1,098,804
St. Jude Medical, Inc. (a)	42,500	1,848,325
Zimmer Holdings, Inc. (a)	43,430	2,803,841

		$5,750,970

Metals & Mining - 1.3%
Cleveland-Cliffs, Inc.	37,270	$1,973,074

Natural Gas - Distribution - 0.6%
Questar Corp.	20,500	$838,860

Natural Gas - Pipeline - 2.1%
El Paso Corp.	96,530	$1,231,723
Williams Cos., Inc.	79,610	1,882,777

		$3,114,500

Network & Telecom - 0.6%
Juniper Networks, Inc. (a)	43,840	$923,709

Oil Services - 7.3%
Cameron International Corp. (a)	39,220	$1,511,539
Exterran Holdings, Inc. (a)(l)	39,850	1,273,606
Helix Energy Solutions Group, Inc. (a)	86,550	2,101,434
Noble Corp.	70,280	3,085,292
Pride International, Inc. (a)	32,790	970,912
TETRA Technologies, Inc. (a)	138,950	1,924,458

		$10,867,241

Other Banks & Diversified Financials - 2.1%
East West Bancorp, Inc. (l)	75,820	$1,038,734
Northern Trust Corp.	18,950	1,368,190
Sovereign Bancorp, Inc.	179,360	708,472

		$3,115,396

Personal Computers & Peripherals - 2.8%
Nuance Communications, Inc. (a)	346,460	$4,223,347

Pharmaceuticals - 4.8%
Allergan, Inc.	75,420	$3,884,130
Endo Pharmaceuticals Holdings, Inc. (a)	41,280	825,600
Sepracor, Inc. (a)	38,800	710,428
United Therapeutics Corp. (a)	16,900	1,777,373

		$7,197,531

Railroad & Shipping - 1.0%
Kirby Corp. (a)	38,270	$1,451,964

Real Estate - 1.1%
Kilroy Realty Corp., REIT (l)	18,570	$887,460
Mack-Cali Realty Corp., REIT	20,430	691,964

		$1,579,424

Restaurants - 1.7%
Red Robin Gourmet Burgers, Inc. (a)(l)	33,650	$901,820
YUM! Brands, Inc.	48,560	1,583,542

		$2,485,362

Specialty Chemicals - 1.0%
Airgas, Inc.	31,150	$1,546,598

Specialty Stores - 4.6%
Advance Auto Parts, Inc.	24,640	$977,222
AnnTaylor Stores Corp. (a)	69,140	1,427,050
Ethan Allen Interiors, Inc.	33,080	926,902
O’Reilly Automotive, Inc. (a)	30,010	803,368
Pier 1 Imports, Inc. (a)(l)	236,800	977,984
Ross Stores, Inc.	13,440	494,726
Tiffany & Co. (l)	36,560	1,298,611

		$6,905,863

Telephone Services - 0.8%
Embarq Corp.	29,800	$1,208,390

Tobacco - 2.3%
Lorillard, Inc.	47,560	$3,383,894

Utilities - Electric Power - 0.8%
NRG Energy, Inc. (a)(l)	49,730	$1,230,818

Total Common Stocks		$146,303,979

REPURCHASE AGREEMENTS - 1.7%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $2,514,105 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,514,000	$2,514,000

COLLATERAL FOR SECURITIES LOANED - 2.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	4,209,480	$4,209,480

2

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Mid Cap Growth Series

Total Investments	$153,027,459

OTHER ASSETS, LESS LIABILITIES - (2.7)%	(4,063,531)

NET ASSETS - 100.0%	$148,963,928

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$150,513,459	$2,514,000	$—	$153,027,459
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$185,131,064

Gross unrealized appreciation	$4,039,112
Gross unrealized depreciation	(36,142,717)

Net unrealized appreciation (depreciation)	$(32,103,605)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $5,615,043. These loans were collateralized by cash of $4,209,480 and U.S. Treasury obligations of $1,275,435.

4

MFS® Variable Insurance Trust
Quarterly portfolio holdings

MFS® Money Market Series

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Money Market Series

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER(y) - 30.4%

Automotive - 3.9%
Toyota Motor Credit, 2.43%, due 11/07/08	$90,000	$89,775

Brokerage & Asset Managers - 4.0%
Merrill Lynch & Co., Inc., 2.86%, due 10/10/08	$90,000	$89,936

Computer Software - 4.0%
Microsoft Corp., 1.5%, due 10/02/08	$90,000	$89,996

Electrical Equipment - 4.0%
General Electric Co., 2%, due 10/01/08	$90,000	$90,000

Major Banks - 11.8%
Abbey National North America LLC, 0%, due 10/03/08	$90,000	$89,988
BNP Paribas Finance, Inc., 2.485%, due 10/14/08	87,000	86,922
JPMorgan Chase & Co., 2.51%, due 10/14/08	90,000	89,918

		$266,828

Other Banks & Diversified Financials - 2.7%
UBS Finance Delaware LLC, 2.59%, due 10/27/08	$61,000	$60,886

Total Commercial Paper, at Amortized Cost and Value		$687,421

U.S. GOVERNMENT AGENCIES(y) - 50.7%
Fannie Mae, 2.38%, due 11/10/08	$90,000	$89,762
Farmer Mac, 1.5%, due 10/14/08	32,000	31,983
Farmer Mac, 0%, due 12/23/08	93,000	92,524
Federal Home Loan Bank, 0.1%, due 10/01/08	135,000	135,000
Federal Home Loan Bank, 0%, due 10/03/08	100,000	99,988
Federal Home Loan Bank, 2.45%, due 10/03/08	100,000	99,986
Federal Home Loan Bank, 2.5%, due 10/17/08	100,000	99,889
Federal Home Loan Bank, 2.44%, due 10/24/08	100,000	99,844
Federal Home Loan Bank, 2.41%, due 11/05/08	100,000	99,766
Federal Home Loan Bank, 2.24%, due 11/21/08	100,000	99,683
Federal Home Loan Bank, 2.7%, due 12/24/08	100,000	99,370
Federal Home Loan Bank, 2.85%, due 5/06/09	100,000	98,282

Total U.S. Government Agencies, at Amortized Cost and Value		$1,146,077

REPURCHASE AGREEMENTS - 19.9%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/01/08 total to be received $225,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$225,000	$225,000
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $225,009 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	225,000	225,000

Total Repurchase Agreements, at Cost		$450,000

Total Investments, at Amortized Cost and Value		$2,283,498

OTHER ASSETS, LESS LIABILITIES - (1.0)%		(22,705)

NET ASSETS - 100.0%		$2,260,793

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $2,283,498.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Money Market Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$2,283,498	$—	$2,283,498
Other Financial Instruments	$—	$—	$—	$—

2

MFS INVESTMENT MANAGEMENT

MFS® New Discovery Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.2%

Airlines - 1.3%
Allegiant Travel Co. (a)(l)	208,920	$7,379,054

Apparel Manufacturers - 0.6%
Quiksilver, Inc. (a)	596,880	$3,426,091

Biotechnology - 1.6%
Affymetrix, Inc. (a)	965,930	$7,476,298
Nanosphere, Inc. (a)(l)	191,560	1,634,007

		$9,110,305

Brokerage & Asset Managers - 0.7%
KBW, Inc. (a)(l)	71,500	$2,355,210
Thomas Weisel Partners Group (a)(l)	192,350	1,621,511

		$3,976,721

Business Services - 2.8%
ATA, Inc., ADR (a)	183,340	$1,675,728
Concur Technologies, Inc. (a)	109,350	4,183,731
Constant Contact, Inc. (a)(l)	175,752	3,000,087
Corporate Executive Board Co.	246,741	7,710,656

		$16,570,202

Chemicals - 0.7%
Nalco Holding Co.	216,710	$4,017,803

Computer Software - 2.2%
ANSYS, Inc. (a)	71,100	$2,692,557
CommVault Systems, Inc. (a)(l)	297,520	3,585,116
Guidance Software, Inc. (a)(l)	322,135	1,510,813
SPSS, Inc. (a)	169,030	4,962,721

		$12,751,207

Computer Software - Systems - 1.0%
Deltek, Inc. (a)(l)	259,730	$1,579,158
PROS Holdings, Inc. (a)(l)	443,610	4,165,498

		$5,744,656

Construction - 3.0%
Lennar Corp., “A” (l)	719,110	$10,923,281
Pulte Homes, Inc.	376,730	5,262,918
Urbi Desarrollos Urbanos S.A. de C.V. (a)	504,000	1,217,545

		$17,403,744

Consumer Goods & Services - 5.4%
Capella Education Co. (a)(l)	236,130	$10,120,532
Central Garden & Pet Co., “A” (a)(l)	818,047	4,867,380
New Oriental Education & Technology Group, Inc., ADR (a)	139,940	8,989,746
Sotheby’s	149,100	2,907,778
Strayer Education, Inc.	22,380	4,481,819

		$31,367,255

Electrical Equipment - 1.7%
Baldor Electric Co. (l)	203,750	$5,870,038
Itron, Inc. (a)(l)	49,430	4,376,038

		$10,246,076

Electronics - 6.5%
ARM Holdings PLC	5,914,230	$10,070,595
Atheros Communications, Inc. (a)	125,900	2,968,722
Hittite Microwave Corp. (a)	347,770	11,685,072
Intersil Corp., “A”	263,460	4,368,167
Mellanox Technologies Ltd. (a)(l)	372,560	3,848,545
Monolithic Power Systems, Inc. (a)(l)	122,670	2,130,778
Silicon Laboratories, Inc. (a)	94,200	2,891,940

		$37,963,819

Energy - Independent - 0.9%
EXCO Resources, Inc. (a)	314,160	$5,127,091

Engineering—Construction - 5.9%
Foster Wheeler Ltd. (a)(l)	148,180	$5,350,780
KHD Humboldt Wedag International Ltd. (a)	224,890	4,313,390
North American Energy Partners, Inc. (a)	706,215	7,323,450
Quanta Services, Inc. (a)	365,324	9,867,401
Team, Inc. (a)(l)	206,710	7,466,365

		$34,321,386

Entertainment - 0.5%
TiVo, Inc. (a)(l)	376,670	$2,757,224

Forest & Paper Products - 1.8%
Louisiana-Pacific Corp. (l)	302,790	$2,815,947
Universal Forest Products, Inc. (l)	217,660	7,598,511

		$10,414,458

Gaming & Lodging - 2.8%
International Game Technology	341,610	$5,868,860
Morgans Hotel Group Co. (a)(l)	305,940	3,337,805
Pinnacle Entertainment, Inc. (a)(l)	517,680	3,913,661
WMS Industries, Inc. (a)	104,575	3,196,858

		$16,317,184

General Merchandise - 1.0%
99 Cents Only Stores (a)(l)	542,560	$5,951,883

Health Maintenance Organizations - 0.9%
Ehealth, Inc. (a)(l)	324,350	$5,189,600

Internet - 3.6%
Dealertrack Holdings, Inc. (a)(l)	433,357	$7,297,732
Omniture, Inc. (a)(l)	381,520	7,004,707
TechTarget, Inc. (a)	974,341	6,820,387

		$21,122,826

Leisure & Toys - 0.9%
THQ, Inc. (a)(l)	446,989	$5,381,748

Machinery & Tools - 3.6%
Bucyrus International, Inc.	67,300	$3,006,964
Colfax Corp. (a)(l)	212,540	3,551,543
Polypore International, Inc. (a)(l)	469,370	10,096,149
Ritchie Bros. Auctioneers, Inc. (l)	181,230	4,233,533

		$20,888,189

Medical & Health Technology & Services - 8.4%
Athena Health, Inc. (a)	59,500	$1,979,565
Genoptix, Inc. (a)	50,500	1,649,835
Healthcare Services Group, Inc. (l)	336,920	6,162,267

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS New Discovery Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued

Medical & Health Technology & Services - continued
IDEXX Laboratories, Inc. (a)			288,566	$15,813,417
IPC The Hospitalist Co., Inc. (a)			113,340	2,912,838
Medassets, Inc. (a)(l)			328,270	5,646,244
MWI Veterinary Supply, Inc. (a)(l)			377,956	14,849,891

				$49,014,057

Medical Equipment - 12.4%
ABIOMED, Inc. (a)(l)			509,850	$9,049,838
Advanced Medical Optics, Inc. (a)(l)			278,020	4,943,196
Align Technology, Inc. (a)(l)			636,960	6,898,277
AngioDynamics, Inc. (a)			151,947	2,400,763
AtriCure, Inc. (a)(l)			256,470	2,569,829
Conceptus, Inc. (a)(l)			524,330	8,693,391
Cooper Cos., Inc. (l)			173,000	6,013,480
Dexcom, Inc. (a)(l)			354,980	2,197,326
Immucor, Inc. (a)			137,227	4,385,775
Insulet Corp. (a)(l)			254,940	3,548,765
Mindray Medical International Ltd., ADR			195,700	6,600,961
NxStage Medical, Inc. (a)(l)			946,160	3,992,795
ResMed, Inc. (a)			152,960	6,577,280
Thoratec Corp. (a)(l)			163,800	4,299,750

				$72,171,426

Metals & Mining - 1.1%
Century Aluminum Co. (a)			239,690	$6,637,016

Network & Telecom - 3.0%
Cavium Networks, Inc. (a)(l)			175,600	$2,472,448
NICE Systems Ltd., ADR (a)			371,060	10,107,674
Polycom, Inc. (a)(l)			210,330	4,864,933

				$17,445,055

Oil Services - 8.0%
Cal Dive International, Inc. (a)(l)			292,860	$3,104,316
Dresser-Rand Group, Inc. (a)			251,270	7,907,467
Dril-Quip, Inc. (a)(l)			58,980	2,559,142
Exterran Holdings, Inc. (a)(l)			231,470	7,397,781
FMC Technologies, Inc. (a)			83,810	3,901,356
Helix Energy Solutions Group, Inc. (a)(l)			407,320	9,889,730
Nabors Industries Ltd. (a)			116,430	2,901,436
Natural Gas Services Group, Inc. (a)(l)			108,160	1,889,555
Oceaneering International, Inc. (a)(l)			135,620	7,231,258

				$46,782,041

Other Banks & Diversified Financials - 0.7%
Signature Bank (a)(l)			87,720	$3,059,674
Sovereign Bancorp, Inc.			213,080	841,666

				$3,901,340

Personal Computers & Peripherals - 1.4%
Nuance Communications, Inc. (a)			671,144	$8,181,245

Pharmaceuticals - 1.0%
Cadence Pharmaceuticals, Inc. (a)(l)			231,070	$2,051,902
Genomma Lab Internacional S.A., “B” (a)			1,347,600	1,725,086
Inspire Pharmaceuticals, Inc. (a)(l)			305,630	1,091,099
Synta Pharmaceuticals Corp. (a)(l)			155,830	1,187,425

				$6,055,512

Printing & Publishing - 1.5%
InnerWorkings, Inc. (a)(l)			395,930	$4,390,864
MSCI, Inc., “A” (a)			185,570	4,453,680

				$8,844,544

Restaurants - 3.5%
McCormick & Schmick’s Seafood
Restaurant, Inc. (a)(h)(l)			797,430	$7,766,968
Red Robin Gourmet Burgers, Inc. (a)(l)			288,390	7,728,852
Texas Roadhouse, Inc., “A” (a)(l)			531,720	4,780,163

				$20,275,983

Special Products & Services - 1.1%
Heckmann Corp. (a)(l)			748,810	$6,177,683

Specialty Stores - 5.7%
AnnTaylor Stores Corp. (a)			255,800	$5,279,713
Citi Trends, Inc. (a)(l)			345,250	5,624,123
Ctrip.com International Ltd., ADR			128,470	4,960,225
Dick’s Sporting Goods, Inc. (a)(l)			147,080	2,879,826
Lumber Liquidators, Inc. (a)(l)			470,357	5,907,684
Monro Muffler Brake, Inc.			136,346	3,144,135
Zumiez, Inc. (a)(l)			342,430	5,643,246

				$33,438,952

Trucking - 2.0%
J.B. Hunt Transport Services, Inc.			177,890	$5,936,189
Old Dominion Freight Lines, Inc. (a)			211,150	5,983,991

				$11,920,180

Total Common Stocks				$578,273,556

Issuer	Strike Price	First Exercise
WARRANTS - 0.0%

Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	118,680	$17,358

Issuer			Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 11.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			63,839,587	$63,839,587

Total Investments				$642,130,501

OTHER ASSETS, LESS LIABILITIES - (10.2)%				(59,354,890)

NET ASSETS - 100.0%				$582,775,611

2

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS New Discovery Series

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(l)	All or a portion of this security is on loan.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$17,358
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$632,042,548	$10,087,953	$—	$642,130,501
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$729,881,341

Gross unrealized appreciation	$24,512,560
Gross unrealized depreciation	(112,263,400)

Net unrealized appreciation (depreciation)	$(87,750,840)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended September 30, 2008, is set forth below:

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
McCormick & Schmick’s Seafood Restaurant, Inc.	501,476	446,034	(150,080)	797,430

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
McCormick & Schmick’s Seafood Restaurant, Inc.	$(1,366,334)	$—	$—	$7,766,968

4

MFS® INVESTMENT MANAGEMENT

MFS® Research Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%

Aerospace - 1.8%
Lockheed Martin Corp.	23,900	$2,621,112
United Technologies Corp.	21,000	1,261,260

		$3,882,372

Alcoholic Beverages - 0.4%
Molson Coors Brewing Co.	19,750	$923,313

Apparel Manufacturers - 1.5%
Li & Fung Ltd.	116,000	$283,303
NIKE, Inc., “B”	46,190	3,090,111

		$3,373,414

Automotive - 1.1%
Johnson Controls, Inc.	77,200	$2,341,476

Biotechnology - 1.6%
Genzyme Corp. (a)	31,970	$2,586,053
Gilead Sciences, Inc. (a)	20,060	914,335

		$3,500,388

Broadcasting - 1.8%
Grupo Televisa S.A., ADR	38,990	$852,711
Omnicom Group, Inc.	51,150	1,972,344
Walt Disney Co.	37,960	1,164,992

		$3,990,047

Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (a)	16,650	$1,379,453
Deutsche Boerse AG	8,160	743,923
Goldman Sachs Group, Inc.	6,330	810,240
Invesco Ltd.	68,700	1,441,326

		$4,374,942

Business Services - 1.0%
Satyam Computer Services Ltd., ADR	45,120	$728,688
Western Union Co.	54,650	1,348,216

		$2,076,904

Cable TV - 0.7%
DIRECTV Group, Inc. (a)	31,970	$836,655
Time Warner Cable, Inc., “A” (a)(l)	27,590	667,678

		$1,504,333

Chemicals - 1.7%
3M Co.	15,600	$1,065,636
PPG Industries, Inc.	45,340	2,644,229

		$3,709,865

Computer Software - 2.9%
MicroStrategy, Inc., “A” (a)	11,290	$672,094
Oracle Corp. (a)	160,390	3,257,521
VeriSign, Inc. (a)	92,090	2,401,707

		$6,331,322

Computer Software - Systems - 4.6%
Apple, Inc. (a)	24,500	$2,784,670
Hewlett-Packard Co.	74,600	3,449,504
International Business Machines Corp.	31,990	3,741,550

		$9,975,724

Conglomerates - 1.3%
Siemens AG	30,540	$2,866,313

Construction - 1.7%
Pulte Homes, Inc. (l)	125,340	$1,751,000
Stanley Works	48,470	2,023,138

		$3,774,138

Consumer Goods & Services - 2.2%
ITT Educational Services, Inc. (a)	12,400	$1,003,284
Procter & Gamble Co.	53,500	3,728,415

		$4,731,699

Electrical Equipment - 2.2%
Danaher Corp.	69,240	$4,805,256

Electronics - 3.7%
ASML Holding N.V.	30,510	$537,281
Flextronics International Ltd. (a)	230,830	1,634,276
GT Solar International, Inc. (a)	73,880	801,598
Intel Corp.	160,380	3,003,917
SanDisk Corp. (a)(l)	104,060	2,034,373

		$8,011,445

Energy - Independent - 2.7%
Apache Corp.	12,540	$1,307,671
Devon Energy Corp.	16,530	1,507,536
EOG Resources, Inc.	13,310	1,190,713
Ultra Petroleum Corp. (a)	12,170	673,488
XTO Energy, Inc.	24,822	1,154,719

		$5,834,127

Energy - Integrated - 5.9%
Chevron Corp.	58,600	$4,833,328
Exxon Mobil Corp.	51,900	4,030,554
Hess Corp.	19,640	1,612,051
Marathon Oil Corp.	29,710	1,184,538
Royal Dutch Shell PLC, ADR	19,610	1,157,186

		$12,817,657

Engineering - Construction - 1.0%
Fluor Corp.	38,120	$2,123,284

Food & Beverages - 5.1%
Coca-Cola Co.	75,160	$3,974,461
Nestle S.A.	34,490	1,491,764
PepsiCo, Inc.	80,680	5,750,064

		$11,216,289

Food & Drug Stores - 1.4%
CVS Caremark Corp.	93,310	$3,140,815

General Merchandise - 2.6%
Family Dollar Stores, Inc.	49,850	$1,181,445
Kohl’s Corp. (a)	23,200	1,069,056
Wal-Mart Stores, Inc.	57,860	3,465,235

		$5,715,736

Health Maintenance Organizations - 1.8%
CIGNA Corp.	67,050	$2,278,359
WellPoint, Inc. (a)	33,070	1,546,684

		$3,825,043

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Insurance - 4.5%
ACE Ltd.	25,350	$1,372,196
Chubb Corp.	38,530	2,115,297
MetLife, Inc.	73,600	4,121,600
Prudential Financial, Inc.	30,970	2,229,840

		$9,838,933

Internet - 1.4%
Google, Inc., “A” (a)	7,620	$3,051,962

Machinery & Tools - 0.3%
GEA Group AG	38,070	$741,993

Major Banks - 10.5%
Bank of America Corp.	142,640	$4,992,400
Bank of New York Mellon Corp.	74,369	2,422,942
JPMorgan Chase & Co.	164,650	7,689,155
State Street Corp.	64,630	3,676,154
Wells Fargo & Co.	111,250	4,175,213

		$22,955,864

Medical & Health Technology & Services - 1.6%
DaVita, Inc. (a)	19,140	$1,091,171
Patterson Cos., Inc. (a)	28,560	868,510
VCA Antech, Inc. (a)	51,260	1,510,632

		$3,470,313

Medical Equipment - 2.3%
Covidien Ltd.	33,300	$1,790,208
Zimmer Holdings, Inc. (a)	50,870	3,284,167

		$5,074,375

Metals & Mining - 0.6%
Cameco Corp.	22,960	$512,238
Century Aluminum Co. (a)	25,080	694,465

		$1,206,703

Natural Gas - Distribution - 0.6%
Equitable Resources, Inc.	17,640	$647,035
Sempra Energy	15,050	759,574

		$1,406,609

Natural Gas - Pipeline - 1.0%
Williams Cos., Inc.	87,590	$2,071,504

Network & Telecom - 1.3%
Nokia Corp., ADR	94,010	$1,753,287
Research in Motion Ltd. (a)	15,666	1,069,988

		$2,823,275

Oil Services - 3.4%
Halliburton Co.	50,360	$1,631,160
National Oilwell Varco, Inc. (a)	23,860	1,198,488
Noble Corp.	48,710	2,138,369
Schlumberger Ltd.	32,610	2,546,515

		$7,514,532

Pharmaceuticals - 5.3%
Merck & Co., Inc.	190,140	$6,000,818
Schering-Plough Corp.	195,430	3,609,592
Wyeth	52,340	1,933,440

		$11,543,850

Precious Metals & Minerals - 0.5%
Teck Cominco Ltd., “B”	41,590	$1,180,972

Specialty Chemicals - 0.8%
Linde AG	6,990	$749,614
Praxair, Inc.	14,010	1,005,077

		$1,754,691

Specialty Stores - 2.7%
AnnTaylor Stores Corp. (a)	26,720	$551,501
Dick’s Sporting Goods, Inc. (a)(l)	60,240	1,179,499
Nordstrom, Inc. (l)	67,840	1,955,149
O’Reilly Automotive, Inc. (a)	45,160	1,208,933
Tiffany & Co.	31,150	1,106,448

		$6,001,530

Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	4,890	$158,612
Rogers Communications, Inc., “B”	42,650	1,417,686

		$1,576,298

Telephone Services - 2.3%
AT&T, Inc.	140,620	$3,926,110
Verizon Communications, Inc.	34,390	1,103,575

		$5,029,685

Tobacco - 2.3%
Lorillard, Inc.	17,970	$1,278,566
Philip Morris International, Inc.	79,510	3,824,431

		$5,102,997

Trucking - 1.1%
FedEx Corp.	29,320	$2,317,453

Utilities - Electric Power - 2.9%
Dominion Resources, Inc.	31,530	$1,348,853
FirstEnergy Corp.	19,370	1,297,596
NRG Energy, Inc. (a)(l)	64,550	1,597,613
PG&E Corp.	18,970	710,427
PPL Corp.	39,070	1,446,371

		$6,400,860

Total Common Stocks		$215,910,301

PUT OPTIONS PURCHASED - 0.1%
Costco Wholesale Corp. - January 2009 @ $65 (a)	258	$139,320
Adobe Systems, Inc. - January 2009 @ $42.5 (a)	213	108,630

Total Put Options Purchased - 0.1%		247,950

2

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 0.7%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $1,564,065 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,564,000	$1,564,000

Total Repurchase Agreements		$1,564,000

COLLATERAL FOR SECURITIES LOANED - 1.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	2,986,163	$2,986,163

Total Investments		$220,708,414

OTHER ASSETS, LESS LIABILITIES - (1.0)%		(2,156,845)

NET ASSETS - 100.0%		$218,551,569

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$212,267,504	$8,440,910	$—	$220,708,414
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$253,946,940

Gross unrealized appreciation	$5,722,475
Gross unrealized depreciation	(38,961,001)

Net unrealized appreciation (depreciation)	$(33,238,526)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $3,756,751. These loans were collateralized by cash of $2,986,163 and U.S. Treasury obligations of $779,190.

4

MFS®
INVESTMENT MANAGEMENT

MFS® Research Bond Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - 96.7%

Asset Backed & Securitized - 5.5%
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	$325,000	$113,750
Asset Securitization Corp., FRN, 8.63%, 2029	125,800	135,995
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	620,000	541,929
Bayview Commercial Asset Trust, FRN, 1.68%, 2013 (i)(z)	450,448	23,198
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	744,226	48,896
Bayview Commercial Asset Trust, FRN, 1.797%, 2036 (i)(z)	562,618	40,565
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	781,757	48,625
Bayview Commercial Asset Trust, FRN, 2.39%, 2036 (i)(z)	1,470,930	126,500
Bayview Commercial Asset Trust, FRN, 1.139%, 2036 (i)(z)	722,948	71,933
Bayview Commercial Asset Trust, FRN, 1.21%, 2037 (i)(z)	1,579,354	146,880
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	67,000	59,581
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	47,731	46,419
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040 (z)	250,000	180,056
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	140,000	117,841
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,001,433
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	120,000	114,199
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	500,000	424,131
Commercial Mortgage Acceptance Corp., FRN, 1.679%, 2030 (i)	248,296	14,309
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	3,023	2,960
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	467,077	367,675
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	65,169	61,673
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	100,000	94,947
E*TRADE RV & Marine Trust, 3.62%, 2018	41,983	41,416
Falcon Franchise Loan LLC, FRN, 4.048%, 2025 (i)(z)	297,715	29,355
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	46,477	47,026
GMAC Commercial Mortgage Securities, Inc., FRN, 7.917%, 2034 (n)	110,000	104,070
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	60,000	51,543
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	183,329	179,686
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	109,489	99,498
Greenwich Capital Commercial Funding Corp., FRN, 6.111%, 2038	620,000	563,367
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	637,813
JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 2047	725,000	623,943
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	620,000	538,522
JPMorgan Chase Commercial Mortgage Securities Corp., 5.937%, 2049	540,000	460,154
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	200,000	165,505
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	370,000	334,075
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	770,411	684,729
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.007%, 2049	1,000,000	884,110
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.505%, 2042 (n)	130,000	82,017
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.987%, 2030 (i)	256,639	9,113
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	450,000	269,753
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	620,000	532,293
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	540,000	461,262
Morgan Stanley Capital I, Inc., 5.72%, 2032	53,518	53,230
Morgan Stanley Capital I, Inc., FRN, 0.775%, 2030 (i)(n)	484,554	9,928
Mortgage Capital Funding, Inc., FRN, 2.107%, 2031 (i)	43,347	2
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	350,000	343,493
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	8,532	8,509
Preferred Term Securities XIX Ltd., CDO, FRN, 3.168%, 2035 (z)	99,037	59,422
Prudential Securities Secured Financing Corp., FRN, 7.277%, 2013 (z)	125,000	83,721

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Asset Backed & Securitized - continued
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	$174,000	$77,464
Structured Asset Securities Corp., FRN, 3.446%, 2035	30,726	29,103
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	150,000	134,062

		$11,381,679

Automotive - 0.2%
Ford Motor Credit Co., 7.375%, 2009	$155,000	$124,615
Johnson Controls, Inc., 5.5%, 2016	206,000	196,340

		$320,955

Broadcasting - 0.9%
Allbritton Communications Co., 7.75%, 2012	$220,000	$188,100
British Sky Broadcasting, 6.1%, 2018 (z)	570,000	546,242
CBS Corp., 6.625%, 2011	681,000	662,202
Grupo Televisa S.A., 6%, 2018	276,000	260,481
News America, Inc., 8.5%, 2025	152,000	153,587

		$1,810,612

Brokerage & Asset Managers - 1.5%
Goldman Sachs Group, Inc., 6.15%, 2018	$600,000	$498,908
Goldman Sachs Group, Inc., 5.625%, 2017	489,000	347,086
INVESCO PLC, 4.5%, 2009	262,000	251,290
INVESCO PLC, 5.625%, 2012	230,000	218,968
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	280,000	350
Lehman Brothers Holdings, Inc., 7.5%, 2038 (d)	272,000	340
Merrill Lynch & Co., Inc., 6.15%, 2013	670,000	619,118
Merrill Lynch & Co., Inc., 6.05%, 2016	569,000	464,270
Morgan Stanley, 5.75%, 2016	444,000	275,333
Morgan Stanley, 6.625%, 2018	560,000	370,603

		$3,046,266

Building - 0.3%
CRH PLC, 8.125%, 2018	$670,000	$657,327

Business Services - 0.3%
Xerox Corp., 5.65%, 2013	$680,000	$660,470

Cable TV - 1.8%
Comcast Corp., 6.4%, 2038	$451,000	$360,777
Cox Communications, Inc., 6.25%, 2018 (n)	107,000	99,436
Cox Communications, Inc., 7.125%, 2012	2,090,000	2,129,432
TCI Communications, Inc., 9.8%, 2012	72,000	78,725
Time Warner Cable, Inc., 5.4%, 2012	819,000	779,046
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	275,691

		$3,723,107

Chemicals - 0.3%
PPG Industries, Inc., 5.75%, 2013	$504,000	$499,510

Consumer Goods & Services - 0.9%
Clorox Co., 5%, 2013	$420,000	$407,858
Fortune Brands, Inc., 5.125%, 2011	350,000	351,661
Western Union Co., 5.4%, 2011	1,147,000	1,157,152

		$1,916,671

Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$354,000	$365,875
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	168,000	170,457
Litton Industries, Inc., 8%, 2009	165,000	169,491

		$705,823

Electronics - 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$420,000	$404,160
Tyco Electronics Group S.A., 7.125%, 2037	100,000	94,490

		$498,650

Emerging Market Sovereign - 0.4%
Gabonese Republic, 8.2%, 2017 (n)	$298,000	$286,080
Republic of Turkey, 7%, 2019	559,000	529,759

		$815,839

Energy - Independent - 0.9%
Nexen, Inc., 6.4%, 2037	$970,000	$767,934
Ocean Energy, Inc., 7.25%, 2011	131,000	136,735
XTO Energy, Inc., 5.65%, 2016	520,000	485,886
XTO Energy, Inc., 5.75%, 2013	340,000	326,407
XTO Energy, Inc., 6.25%, 2013	190,000	190,142

		$1,907,104

Energy - Integrated - 0.2%
Petro-Canada, 6.05%, 2018	$494,000	$431,218

Entertainment - 0.1%
Time Warner, Inc., 5.5%, 2011	$200,000	$192,002

Financial Institutions - 1.4%
American Express Centurion Bank, 5.55%, 2012	$670,000	$621,059
Capital One Financial Corp., 6.15%, 2016	610,000	457,793
General Electric Capital Corp., 5.375%, 2016	249,000	219,737
General Electric Co., 5.625%, 2018	560,000	473,355
HSBC Finance Corp., 6.75%, 2011	46,000	46,238

2

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Financial Institutions - continued
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	$1,000,000	$301,450
ORIX Corp., 5.48%, 2011	780,000	716,719

		$2,836,351

Food & Beverages - 1.9%
Diageo Capital PLC, 5.5%, 2016	$760,000	$729,171
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	803,000	775,101
General Mills, Inc., 5.65%, 2012	340,000	343,169
Kraft Foods, Inc., 6.125%, 2018	1,070,000	999,107
Miller Brewing Co., 5.5%, 2013 (n)	810,000	799,088
Tyson Foods, Inc., 6.85%, 2016	250,000	206,250

		$3,851,886

Food & Drug Stores - 0.6%
CVS Caremark Corp., 6.125%, 2016	$620,000	$598,981
CVS Caremark Corp., 5.75%, 2017	651,000	608,354

		$1,207,335

Forest & Paper Products - 0.5%
International Paper Co., 7.95%, 2018	$720,000	$707,480
Stora Enso Oyj, 7.25%, 2036 (n)	563,000	406,828

		$1,114,308

Gaming & Lodging - 1.0%
Marriott International, Inc., 5.625%, 2013	$1,101,000	$1,038,491
MGM Mirage, 8.375%, 2011	700,000	572,250
Wyndham Worldwide Corp., 6%, 2016	605,000	516,228

		$2,126,969

Industrial - 0.1%
Steelcase, Inc., 6.5%, 2011	$272,000	$280,798

Insurance - 1.0%
Hartford Financial Services Group, Inc., 8.125% to 2018, FRN to 2038	$230,000	$195,897
ING Groep N.V., 5.775% to 2015, FRN to 2049	518,000	413,923
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	408,020
Prudential Financial, Inc., 6%, 2017	175,000	155,995
Prudential Financial, Inc., 5.1%, 2014	488,000	443,272
UnumProvident Corp., 6.85%, 2015 (n)	543,000	523,601

		$2,140,708

Insurance - Health - 0.3%
Humana, Inc., 7.2%, 2018	$450,000	$426,226
UnitedHealth Group, Inc., 6.875%, 2038	190,000	167,274

		$593,500

Insurance - Property & Casualty - 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014	$1,405,000	$1,290,802
Chubb Corp., 5.75%, 2018	119,000	110,278
Fund American Cos., Inc., 5.875%, 2013	804,000	596,267
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	1,000,000	670,000

		$2,667,347

Major Banks - 2.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$124,195
Bank of America Corp., 5.65%, 2018	900,000	758,063
Bear Stearns Cos., Inc., 5.85%, 2010	204,000	203,097
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	278,080
Credit Suisse New York, 6%, 2018	400,000	348,480
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	231,512
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	758,000	573,661
Natixis S.A., 10% to 2018, FRN to 2049 (n)	600,000	556,794
PNC Funding Corp., 5.625%, 2017	740,000	655,536
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	390,000	290,648
Sumitomo Mitsui Financial Group, Inc., 9.5%, 2049 (z)	340,000	323,719
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	545,000	522,317
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,000,000	851,030
Wachovia Corp., 6.605%, 2025	164,000	97,275

		$5,814,407

Medical & Health Technology & Services - 0.6%
Fisher Scientific International, Inc., 6.125%, 2015	$485,000	$468,113
Hospira, Inc., 5.55%, 2012	170,000	169,907
Hospira, Inc., 6.05%, 2017	210,000	200,223
McKesson Corp., 5.7%, 2017	510,000	481,326

		$1,319,569

Metals & Mining - 1.0%
International Steel Group, Inc., 6.5%, 2014	$496,000	$503,738
Peabody Energy Corp., 5.875%, 2016	670,000	606,350
Rio Tinto Finance USA Ltd., 5.875%, 2013	1,040,000	1,019,522

		$2,129,610

Mortgage Backed - 19.6%
Fannie Mae, 4.55%, 2011	$117,011	$116,639
Fannie Mae, 4.79%, 2012	117,568	117,509
Fannie Mae, 4.86%, 2012	114,325	113,176
Fannie Mae, 5.12%, 2012	57,300	57,426

3

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Mortgage Backed - continued
Fannie Mae, 3.81%, 2013	19,508	$18,443
Fannie Mae, 4.845%, 2013	50,547	49,813
Fannie Mae, 4.589%, 2014	138,746	134,478
Fannie Mae, 4.6%, 2014 - 2015	108,174	104,123
Fannie Mae, 4.61%, 2014	70,202	68,131
Fannie Mae, 4.77%, 2014	59,898	58,365
Fannie Mae, 4.88%, 2014 - 2020	222,066	216,652
Fannie Mae, 4.53%, 2015	105,073	100,184
Fannie Mae, 4.56%, 2015	54,864	52,609
Fannie Mae, 4.665%, 2015	37,549	36,201
Fannie Mae, 4.69%, 2015	163,147	157,605
Fannie Mae, 4.7%, 2015	272,571	262,782
Fannie Mae, 4.74%, 2015	48,961	47,358
Fannie Mae, 4.78%, 2015	105,045	101,545
Fannie Mae, 4.815%, 2015	53,000	51,392
Fannie Mae, 4.82%, 2015	54,629	52,877
Fannie Mae, 4.85%, 2015	173,957	169,401
Fannie Mae, 4.87%, 2015	33,947	33,036
Fannie Mae, 4.89%, 2015	95,882	93,224
Fannie Mae, 4.921%, 2015	115,070	112,543
Fannie Mae, 4.94%, 2015	120,000	117,280
Fannie Mae, 5.09%, 2016	120,828	118,322
Fannie Mae, 5.395%, 2016	134,937	133,940
Fannie Mae, 5.423%, 2016	150,140	150,119
Fannie Mae, 4.995%, 2017	165,067	161,281
Fannie Mae, 5.28%, 2017	140,000	137,874
Fannie Mae, 5.32%, 2017	150,120	148,119
Fannie Mae, 5.5%, 2017 - 2038	10,750,139	10,771,870
Fannie Mae, 5.54%, 2017	108,000	107,979
Fannie Mae, 5%, 2020 - 2027	1,878,677	1,883,617
Fannie Mae, 5.19%, 2020	206,803	198,112
Fannie Mae, 5.35%, 2023	198,081	197,935
Fannie Mae, 6%, 2029 - 2037	2,972,120	3,014,860
Fannie Mae, 6.5%, 2032 - 2033	58,244	60,179
Freddie Mac, 5%, 2018 - 2028	2,364,865	2,377,205
Freddie Mac, 5.5%, 2019 - 2037	6,543,348	6,537,435
Freddie Mac, 4%, 2023 - 2024	162,825	162,549
Freddie Mac, 6%, 2034 - 2038	1,971,760	1,998,202
Ginnie Mae, 6%, 2036 - 2038	4,635,044	4,707,453
Ginnie Mae, 5.5%, 2038	4,978,773	4,983,655

		$40,293,498

Municipals - 3.9%
Harris County, TX, “C”, FSA, 5.25%, 2028	$560,000	$553,834
Harris County, TX, “C”, FSA, 5.25%, 2032	610,000	596,964
Harris County, TX, “C”, FSA, 5.25%, 2031	610,000	597,239
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	1,350,000	1,393,524
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	460,000	468,156
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	770,000	787,348
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	780,000	758,277
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	500,000	508,430
State of Massachusetts, “A”, AMBAC, 5.5%, 2030	1,145,000	1,162,221
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	1,165,000	1,097,849

		$7,923,842

Natural Gas - Pipeline - 2.8%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$767,785
CenterPoint Energy, Inc., 5.95%, 2017	540,000	455,344
Enterprise Products Operating LP, 5.65%, 2013	227,000	220,439
Enterprise Products Partners LP, 6.3%, 2017	900,000	839,328
Enterprise Products Partners LP, 4.95%, 2010	800,000	793,337
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	95,290
Kinder Morgan Energy Partners LP, 5.8%, 2035	930,000	692,619
Kinder Morgan Energy Partners LP, 6%, 2017	643,000	582,865
Spectra Energy Capital LLC, 8%, 2019	613,000	636,133
Williams Cos., Inc., 8.75%, 2032	573,000	587,531

		$5,670,671

Network & Telecom - 3.3%
British Telecommunications PLC, 5.15%, 2013	$683,000	$637,425
CenturyTel, Inc., 8.375%, 2010	892,000	915,103
Deutsche Telekom International Finance B.V., 5.25%, 2013	800,000	742,832
Deutsche Telekom International Finance B.V., 5.75%, 2016	461,000	411,226
Telecom Italia Capital, 6.2%, 2011	899,000	899,261
Telefonica Emisiones S.A.U., 7.045%, 2036	713,000	644,873
TELUS Corp., 8%, 2011	1,175,000	1,244,407
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,316,947

		$6,812,074

Oil Services - 0.8%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$517,000	$444,620
Weatherford International Ltd., 6.35%, 2017	640,000	592,339
Weatherford International Ltd., 5.15%, 2013	530,000	510,416

		$1,547,375

Oils - 0.1%
Premcor Refining Group, Inc., 7.5%, 2015	$190,000	$181,126

4

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Other Banks & Diversified Financials - 0.7%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.718%, 2011 (n)	$182,000	$154,482
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	149,000	149,805
Citigroup, Inc., 8.4% to 2018, FRN to 2049	462,000	314,465
Fifth Third Bancorp, 5.45%, 2017	33,000	23,969
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	486,000	357,445
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	549,000	423,026

		$1,423,192

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$200,182

Railroad & Shipping - 0.7%
Canadian Pacific Railway Co., 6.5%, 2018	$1,090,000	$1,027,868
CSX Corp., 6.3%, 2012	155,000	154,905
TFM S.A. de C.V., 9.375%, 2012	258,000	263,160

		$1,445,933

Real Estate - 1.9%
Boston Properties, Inc., REIT, 5%, 2015	$137,000	$121,925
ERP Operating LP, REIT, 5.75%, 2017	1,020,000	858,994
HRPT Properties Trust, REIT, 6.25%, 2016	689,000	594,235
Kimco Realty Corp., REIT, 5.783%, 2016	294,000	260,954
Liberty Property LP, REIT, 5.5%, 2016	730,000	607,359
ProLogis, REIT, 5.75%, 2016	435,000	379,036
ProLogis, REIT, 5.625%, 2016	150,000	127,772
Simon Property Group, Inc., REIT, 5.75%, 2015	18,000	17,011
Simon Property Group, Inc., REIT, 6.1%, 2016	769,000	702,021
Simon Property Group, Inc., REIT, 6.35%, 2012	88,000	86,736
Simon Property Group, Inc., REIT, 5.875%, 2017	230,000	203,301

		$3,959,344

Restaurants - 0.1%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$220,882

Retailers - 1.3%
Home Depot, Inc., 5.875%, 2036	$111,000	$78,810
Home Depot, Inc., 5.25%, 2013	400,000	368,350
J.C. Penney Corp., Inc., 8%, 2010	34,000	34,682
Macy’s Retail Holdings, Inc., 5.35%, 2012	430,000	395,983
Macy’s, Inc., 6.625%, 2011	223,000	216,771
Wal-Mart Stores, Inc., 6.2%, 2038	680,000	620,296
Wesfarmers Ltd., 6.998%, 2013 (z)	1,000,000	1,010,430

		$2,725,322

Specialty Stores - 0.3%
Best Buy, Inc., 6.75%, 2013 (z)	$660,000	$667,096

Supermarkets - 0.8%
Delhaize America, Inc., 9%, 2031	$520,000	$545,871
Kroger Co., 6.4%, 2017	651,000	624,206
Safeway, Inc., 6.5%, 2011	521,000	536,854

		$1,706,931

Supranational - 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$63,647

Telecommunications - Wireless - 1.2%
Nextel Communications, Inc., 5.95%, 2014	$690,000	$462,300
Rogers Cable, Inc., 5.5%, 2014	734,000	678,063
Rogers Communications, Inc., 6.8%, 2018	660,000	624,380
Vodafone Group PLC, 5.375%, 2015	500,000	454,825
Vodafone Group PLC, 5.625%, 2017	232,000	206,225

		$2,425,793

Telephone Services - 0.2%
Embarq Corp., 7.082%, 2016	$560,000	$453,846

Tobacco - 1.6%
Philip Morris International, Inc., 4.875%, 2013	$1,130,000	$1,113,660
Reynolds American, Inc., 7.25%, 2012	800,000	821,390
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,308,174

		$3,243,224

Transportation - Services - 0.1%
FedEx Corp., 9.65%, 2012	$110,000	$124,380

U.S. Government Agencies - 1.5%
Federal Home Loan Bank, 3.625%, 2013	$2,000,000	$1,958,312
Small Business Administration, 4.34%, 2024	154,526	145,637
Small Business Administration, 4.93%, 2024	113,834	111,406
Small Business Administration, 4.99%, 2024	119,563	116,997
Small Business Administration, 4.625%, 2025	252,494	241,357
Small Business Administration, 4.86%, 2025	255,976	248,565
Small Business Administration, 5.11%, 2025	211,812	208,939

		$3,031,213

U.S. Treasury Obligations - 24.2%
U.S. Treasury Bonds, 6.25%, 2023	$177,000	$212,524
U.S. Treasury Bonds, 5%, 2037	4,126,000	4,589,853
U.S. Treasury Bonds, 6%, 2026	373,000	442,588

5

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued

U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 5.375%, 2031	$46,000	$52,271
U.S. Treasury Bonds, 4.5%, 2036	110,000	112,905
U.S. Treasury Bonds, 6.75%, 2026	19,000	24,393
U.S. Treasury Notes, 4.625%, 2009	11,500,000	11,761,441
U.S. Treasury Notes, 4.875%, 2009 (f)	4,739,000	4,860,067
U.S. Treasury Notes, 5.125%, 2016	167,000	183,778
U.S. Treasury Notes, 4.5%, 2010	4,365,000	4,546,078
U.S. Treasury Notes, 4.25%, 2017	308,000	319,213
U.S. Treasury Notes, 2.625%, 2010	8,629,000	8,725,403
U.S. Treasury Notes, 5.125%, 2011	7,786,000	8,400,969
U.S. Treasury Notes, 4.5%, 2009	326,000	330,915
U.S. Treasury Notes, 6.5%, 2010	2,614,000	2,778,805
U.S. Treasury Notes, 4%, 2010	2,453,000	2,533,105

		$49,874,308

Utilities - Electric Power - 5.0%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$511,000	$516,110
Bruce Mansfield Unit, 6.85%, 2034	590,000	613,692
Dominion Resources, Inc., 6.4%, 2018	460,000	439,962
Duke Energy Corp., 5.65%, 2013	1,090,000	1,066,805
E.ON International Finance B.V., 6.65%, 2038 (n)	1,210,000	1,175,231
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,052,597
Enersis S.A., 7.375%, 2014	414,000	418,046
Exelon Generation Co. LLC, 6.95%, 2011	1,267,000	1,283,053
FirstEnergy Corp., 6.45%, 2011	1,610,000	1,617,680
ISA Capital do Brasil S.A., 7.875%, 2012	259,000	248,640
NiSource Finance Corp., 7.875%, 2010	1,030,000	1,059,364
NorthWestern Corp., 5.875%, 2014	5,000	4,779
NRG Energy, Inc., 7.25%, 2014	290,000	268,975
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (z)	514,000	486,244
Waterford 3 Funding Corp., 8.09%, 2017	88,060	89,270

		$10,340,448

Total Bonds		$198,984,348

FLOATING RATE LOANS(g)(r) - 0.1%

Medical & Health Technology & Services - 0.1%
HCA, Inc., Term Loan B, 6.01%, 2013	281,275	$246,174

Printing & Publishing - 0.0%
Idearc, Inc., Term Loan B, 5.76%, 2014	91,691	$53,089

Total Floating Rate Loans		$299,263

REPURCHASE AGREEMENTS - 1.7%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $3,439,143 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$3,439,000	$3,439,000

SHORT-TERM OBLIGATIONS - 0.0%
Toyota Motor Credit Corp., 5%, due 10/01/08 (y)	$3,000	$3,000

Total Investments		$202,725,611

OTHER ASSETS, LESS LIABILITIES - 1.5%		3,045,813

NET ASSETS - 100.0%		$205,771,424

(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,598,318 representing 5.6% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.

6

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Research Bond Series

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$332,516	$113,750
Bayview Commercial Asset Trust, FRN, 1.68%, 2013	3/29/06	45,441	23,198
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	60,519	48,625
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	64,084	48,896
Bayview Commercial Asset Trust, FRN, 1.797%, 2036	5/16/06	49,405	40,565
Bayview Commercial Asset Trust, FRN, 2.39%, 2036	9/11/06	201,027	126,500
Bayview Commercial Asset Trust, FRN, 1.139%, 2036	10/25/06	98,885	71,933
Bayview Commercial Asset Trust, FRN, 1.21%, 2037	1/26/07	204,346	146,880
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040	3/01/06	250,000	180,056
Best Buy, Inc., 6.75%, 2013	6/19/08	658,838	667,096
British Sky Broadcasting, 6.1%, 2018	2/07/08 - 2/14/08	569,118	546,242
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	134,777	117,841
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	98,473	94,947
Falcon Franchise Loan LLC, FRN, 4.048%, 2025	1/29/03	36,669	29,355
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	55,933	51,543
Oncor Electric Delivery Co. LLC, 6.8%, 2018	9/30/08	513,460	486,244
Preferred Term Securities XIX Ltd., CDO, FRN, 3.168%, 2035	9/08/05	99,037	59,422
Prudential Securities Secured Financing Corp., FRN, 7.277%, 2013	12/06/04	138,774	83,721
Sumitomo Mitsui Financial Group, Inc., 9.5%, 2049	7/30/08	351,084	323,719
Wesfarmers Ltd., 6.998%, 2013	4/03/08	1,000,000	1,010,430

Total Restricted Securities			$4,270,963
% of Net Assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Research Bond Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$202,725,611	$—	$202,725,611
Other Financial Instruments	$8,291	$55,760	$—	$64,051

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$214,325,224

Gross unrealized appreciation	$792,293
Gross unrealized depreciation	(12,391,906)

Net unrealized appreciation (depreciation)	$(11,599,613)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	20	$2,343,438	Dec-08	$5,086
U.S. Treasury Note 10 yr (Short)	4	458,500	Dec-08	3,205

				$8,291

8

MFS Research Bond Series

Supplemental Information (Unaudited) 9/30/08 - continued

Swap Agreements at 9/30/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	230,000	Merrill Lynch International	(1)	1.35% (fixed rate)	$7,077

12/20/12	USD	310,000	Goldman Sachs International	(2)	1.55% (fixed rate)	7,569

12/20/12	USD	460,000	Goldman Sachs International	(3)	1.43% (fixed rate)	25,713

12/20/12	USD	310,000	Goldman Sachs International	(4)	1.3% (fixed rate)	2,892

3/20/13	USD	750,000	Goldman Sachs Capital Services, Inc.	(4)	2.129% (fixed rate)	(16,545)

6/20/13	USD	440,000	JPMorgan Chase Bank	(5)	3.1% (fixed rate)	23,566

6/20/13	USD	440,000	Morgan Stanley Capital Services, Inc.	(6)	1.07% (fixed rate)	6,204

6/20/13	USD	430,000	Morgan Stanley Capital Services, Inc.	(7)	1.48% (fixed rate)	5,584

6/20/13	USD	440,000	Morgan Stanley Capital Services, Inc.	(8)	1.07% (fixed rate)	(8,509)

12/20/13	USD	490,000	JPMorgan Chase Bank	(8)	0.78% (fixed rate)	(3,054)

9/20/13	USD	470,000	Merrill Lynch International	(9)	0.77% (fixed rate)	2,296

9/20/13	USD	470,000	Morgan Stanley Capital Services, Inc.	(10)	0.99% (fixed rate)	2,967

						$55,760

(1)	Fund to receive notional amount upon a defined credit event by Boston Properties, Inc., 6.25%, 1/15/13.
(2)	Fund to receive notional amount upon a defined credit event by Equity Residential, 5.75%, 6/15/17.
(3)	Fund to receive notional amount upon a defined credit event by Kimco Realty Corp., 5.98%, 7/30/12.
(4)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.
(5)	Fund to receive notional amount upon a defined credit event by Capital One Financial, Inc., 6.25%, 11/15/13.
(6)	Fund to receive notional amount upon a defined credit event by Nordstrom, Inc., 6.95%, 3/15/28.
(7)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.
(8)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.
(9)	Fund to receive notional amount upon a defined credit event by Autozone, Inc., 5.875%, 10/15/12.
(10)	Fund to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.

At September 30, 2008 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

9

MFS
INVESTMENT MANAGEMENT

MFS® Research International Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.7%

Airlines - 0.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	236,400	$356,444
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	16,710	427,108

		$783,552

Alcoholic Beverages - 1.3%
Diageo PLC	48,670	$823,886
Heineken N.V.	34,270	1,380,999

		$2,204,885

Apparel Manufacturers - 2.2%
Billabong International Ltd.	63,062	$689,853
Li & Fung Ltd.	122,000	297,957
LVMH Moet Hennessy Louis Vuitton S.A.	29,170	2,575,627

		$3,563,437

Automotive - 1.3%
Bridgestone Corp.	66,900	$1,254,592
Compagnie Generale des Etablissements Michelin	13,980	917,219

		$2,171,811

Biotechnology - 0.6%
Actelion Ltd. (a)	19,634	$1,003,862

Broadcasting - 2.9%
Grupo Televisa S.A., ADR	92,590	$2,024,943
WPP Group PLC	329,490	2,673,964

		$4,698,907

Brokerage & Asset Managers - 1.9%
Daiwa Securities Group, Inc.	297,000	$2,128,315
Julius Baer Holding Ltd.	21,117	1,038,218

		$3,166,533

Business Services - 2.1%
Bunzl PLC	77,500	$906,877
Mitsubishi Corp.	48,400	1,007,192
Mitsui & Co. Ltd.	23,000	284,204
Satyam Computer Services Ltd.	187,880	1,208,657

		$3,406,930

Chemicals - 0.3%
Makhteshim-Agan Industries Ltd.	77,790	$510,740

Computer Software - Systems - 0.4%
Acer, Inc.	265,000	$452,505
HCL Technologies Ltd.	65,020	274,397

		$726,902

Conglomerates - 1.9%
Siemens AG	33,500	$3,144,122

Construction - 2.0%
Corporacion Moctezuma S.A. de C.V.	59,800	$135,550
CRH PLC	38,520	838,301
Duratex S.A., IPS	29,800	352,357
Geberit AG	12,322	1,517,567
SARE Holding S.A. de C.V., “B” (a)	109,000	44,351
Urbi Desarrollos Urbanos S.A. de C.V. (a)	173,120	418,217

		$3,306,343

Consumer Goods & Services - 0.7%
Beiersdorf AG	1,100	$50,010
Kimberly-Clark de Mexico S.A. de C.V., “A”	239,150	1,031,254

		$1,081,264

Containers - 1.2%
Brambles Ltd.	314,980	$1,966,054

Electrical Equipment - 1.9%
LS Industrial Systems Co. Ltd.	20,480	$856,543
OMRON Corp.	33,500	514,606
Schneider Electric S.A.	19,339	1,677,487

		$3,048,636

Electronics - 3.8%
Konica Minolta Holdings, Inc.	69,500	$801,083
Ricoh Co. Ltd.	155,000	2,155,152
Royal Philips Electronics N.V.	34,930	956,422
Samsung Electronics Co. Ltd.	2,363	1,088,101
Tokyo Electron Ltd.	19,400	864,260
Venture Corp. Ltd.	64,000	349,585

		$6,214,603

Energy - Independent - 1.0%
INPEX Holdings, Inc.	129	$1,117,290
Talisman Energy, Inc.	32,330	456,281

		$1,573,571

Energy - Integrated - 7.4%
Chevron Corp.	10,170	$838,822
Eni S.p.A.	77,780	2,053,010
OAO Gazprom, ADR	22,970	738,156
Petroleo Brasileiro S.A., ADR	13,940	612,663
Royal Dutch Shell PLC, “A”	66,660	1,925,593
Statoil A.S.A.	105,550	2,516,218
TOTAL S.A.	55,480	3,347,158

		$12,031,620

Engineering - Construction - 0.4%
JGC Corp.	39,000	$617,770

Food & Beverages - 4.2%
Groupe Danone	13,619	$965,038
Nestle S.A.	85,998	3,719,591
Unilever N.V.	80,410	2,271,652

		$6,956,281

Insurance - 2.2%
AXA	108,630	$3,561,211

Internet - 0.2%
Universo Online S.A., IPS	98,300	$377,103

Machinery & Tools - 2.6%
Assa Abloy AB, “B”	105,320	$1,280,424
Bucyrus International, Inc.	30,700	1,371,676
Glory Ltd.	73,400	1,676,606

		$4,328,706

1

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Research International Series

Issuer				Shares/Par	Value ($)
COMMON STOCKS - continued

Major Banks - 15.7%
Bank of Communications Co. Ltd.				1,925,000	$1,760,971
Barclays PLC				458,419	2,784,791
BNP Paribas				47,713	4,586,811
BOC Hong Kong Holdings Ltd.				1,059,500	1,887,430
DBS Group Holdings Ltd.				201,000	2,376,429
Erste Bank der oesterreichischen Sparkassen AG				36,233	1,826,154
Standard Bank Group Ltd.				93,971	1,079,193
Standard Chartered PLC (a)				81,879	1,988,862
Sumitomo Mitsui Financial Group, Inc.				385	2,411,976
Unibanco - Uniao de Bancos Brasileiros S.A., ADR				20,760	2,095,099
UniCredito Italiano S.p.A.				786,668	2,906,401

					$25,704,117

Metals & Mining - 3.3%
Anglo American PLC				30,900	$1,033,030
BHP Billiton PLC (a)				168,160	3,803,850
Xstrata PLC				19,700	609,803

					$5,446,683

Natural Gas - Distribution - 1.3%
Gaz de France				40,330	$2,110,290

Network & Telecom - 1.1%
Nokia Oyj				98,320	$1,832,952

Oil Services - 0.5%
Saipem S.p.A.				18,050	$535,300
Vallourec S.A.				1,300	282,744

					$818,044

Other Banks & Diversified Financials - 4.4%
Aeon Credit Service Co. Ltd.				101,800	$1,025,843
Anglo Irish Bank Corp. PLC				183,822	1,030,938
Bank of Cyprus Public Co. Ltd.				182,160	1,456,661
Chiba Bank Ltd.				149,000	769,349
CSU Cardsystem S.A. (a)				65,000	97,351
Fortis S.A./N.V. (a)				17,980	253
Unione di Banche Italiane ScpA				128,894	2,813,899

					$7,194,294

Pharmaceuticals - 7.8%
Astellas Pharma, Inc.				34,700	$1,457,980
Bayer AG				29,780	2,171,678
Merck KGaA				22,640	2,430,516
Novartis AG				42,090	2,201,533
Roche Holding AG				28,480	4,439,660

					$12,701,367

Precious Metals & Minerals - 0.4%
Paladin Resources Ltd. (a)				182,792	$578,755

Railroad & Shipping - 1.1%
East Japan Railway Co.				246	$1,833,816

Real Estate - 1.1%
CapitaLand Ltd.				440,000	$958,904
Sino Land Co. Ltd.				700,000	788,696

					$1,747,600

Specialty Chemicals - 3.7%
Akzo Nobel N.V.				69,680	$3,349,980
Linde AG				23,580	2,528,741
Symrise AG				13,800	236,176

					$6,114,897

Specialty Stores - 2.0%
Industria de Diseno Textil S.A.				40,380	$1,722,586
Kingfisher PLC				420,980	998,223
NEXT PLC				30,270	555,083

					$3,275,892

Telecommunications - Wireless - 4.1%
America Movil S.A.B. de C.V., “L”, ADR				38,840	$1,800,622
KDDI Corp.				184	1,030,589
Rogers Communications, Inc., “B”				20,310	658,775
Vodafone Group PLC				1,453,310	3,210,649

					$6,700,635

Telephone Services - 2.0%
Telefonica S.A.				136,490	$3,262,847

Tobacco - 0.8%
Japan Tobacco, Inc.				356	$1,340,286

Trucking - 1.6%
TNT N.V.				26,130	$730,811
Yamato Holdings Co. Ltd.				164,000	1,834,913

					$2,565,724

Utilities - Electric Power - 3.8%
Drax Group				41,307	$553,212
E.ON AG				97,349	4,930,072
NTPC Ltd.				189,199	706,854
SUEZ S.A.				1	49

					$6,190,187

Total Common Stocks					$159,863,229

	Strike Price		First Exercise
RIGHTS - 0.1%
Utilities - Electric Power - 0.1%
SUEZ Environnement S.A. (Zero Strike Right, 1 share for 4 rights) (a)	EUR	0	7/22/08	20,751	$126,786

REPURCHASE AGREEMENTS - 0.5%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $839,035 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)				$839,000	$839,000

Total Investments					$160,829,015

2

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Research International Series

OTHER ASSETS, LESS LIABILITIES - 1.7%	2,795,180

NET ASSETS - 100.0%	$163,624,195

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$15,397,333	$145,431,682	$—	$160,829,015
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$203,386,577

Gross unrealized appreciation	$391,449
Gross unrealized depreciation	(42,949,011)

Net unrealized appreciation (depreciation)	$(42,557,562)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

Japan	14.7%
United Kingdom	13.4%
France	12.3%
Germany	9.5%
Switzerland	8.5%
Netherlands	5.3%
Italy	5.1%
Mexico	3.8%
Spain	3.0%
Other Countries	24.4%

4

MFS® Strategic Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited)

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - 93.3%

Aerospace - 0.4%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		$35,000	$31,325
Vought Aircraft Industries, Inc., 8%, 2011		85,000	73,950

			$105,275

Airlines - 0.2%
Continental Airlines, Inc., 7.339%, 2014		$78,000	$58,500

Asset Backed & Securitized - 5.1%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		$100,000	$23,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040 (z)		250,000	180,056
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		125,534	120,513
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		3,023	2,960
Crest Ltd., CDO, 7%, 2040		137,000	51,701
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		153,000	154,353
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		185,000	175,652
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		250,000	139,850
Falcon Franchise Loan LLC, FRN, 4.048%, 2025 (i)(z)		484,850	47,806
First Union National Bank Commercial Mortgage Trust, FRN, 1.141%, 2043 (i)(n)		2,032,564	36,688
First Union-Lehman Brothers Bank of America, FRN, 0.541%, 2035 (i)		1,711,377	28,033
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		109,399	110,692
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.987%, 2030 (i)		419,475	14,895
Morgan Stanley Capital I, Inc., FRN, 1.488%, 2039 (i)(n)		1,332,449	46,089
Mortgage Capital Funding, Inc., FRN, 2.107%, 2031 (i)		49,862	2
Prudential Securities Secured Financing Corp., FRN, 7.277%, 2013 (z)		171,000	114,530
Salomon Brothers Mortgage Securities, Inc., FRN, 7.237%, 2032 (z)		224,179	229,566

			$1,476,386

Automotive - 1.2%
Accuride Corp., 8.5%, 2015		$20,000	$12,700
Allison Transmission, Inc., 11%, 2015 (n)		75,000	65,250
FCE Bank PLC, 7.125%, 2012	EUR	50,000	47,161
Ford Motor Credit Co. LLC, 12%, 2015		$200,000	152,622
General Motors Corp., 8.375%, 2033		129,000	51,600
Johnson Controls, Inc., 5.25%, 2011		30,000	30,345

			$359,678

Broadcasting - 2.4%
Allbritton Communications Co., 7.75%, 2012		$75,000	$64,125
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		20,000	11,800
CanWest MediaWorks LP, 9.25%, 2015 (n)		45,000	32,400
DIRECTV Holdings LLC, 7.625%, 2016 (n)		70,000	63,350
Lamar Media Corp., 6.625%, 2015		65,000	53,788
Lamar Media Corp., “C”, 6.625%, 2015		40,000	33,100
LBI Media, Inc., 8.5%, 2017 (n)		40,000	26,400
Liberty Media Corp., 5.7%, 2013		60,000	49,903
LIN TV Corp., 6.5%, 2013		90,000	70,200
Local TV Finance LLC, 9.25%, 2015 (n)(p)		65,000	42,250
Newport Television LLC, 13%, 2017 (n)(p)		65,000	45,825
News America, Inc., 6.4%, 2035		100,000	84,003
Nexstar Broadcasting Group, Inc., 7%, 2014		80,000	60,000
Univision Communications, Inc., 9.75%, 2015 (n)(p)		110,000	51,150

			$688,294

Brokerage & Asset Managers - 0.4%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)		$100,000	$125
Merrill Lynch & Co., Inc., 6.4%, 2017		30,000	25,948
Nuveen Investments, Inc., 10.5%, 2015 (n)		110,000	84,700

			$110,773

Building - 1.7%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		$50,000	$32,250
Building Materials Corp. of America, 7.75%, 2014		45,000	35,550
CRH PLC, 8.125%, 2018		190,000	186,406
Lafarge S.A., 6.15%, 2011		160,000	157,082
Nortek Holdings, Inc., 10%, 2013 (n)		30,000	26,400
Nortek Holdings, Inc., 8.5%, 2014		60,000	34,200
Ply Gem Industries, Inc., 9%, 2012		55,000	29,975

			$501,863

Business Services - 0.4%
First Data Corp., 9.875%, 2015 (n)		$85,000	$66,725
SunGard Data Systems, Inc., 10.25%, 2015		71,000	61,593

			$128,318

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Cable TV - 2.0%
CCH II Holdings LLC, 10.25%, 2010	$115,000	$103,500
CCO Holdings LLC, 8.75%, 2013	180,000	156,600
CSC Holdings, Inc., 6.75%, 2012	165,000	151,181
NTL Cable PLC, 9.125%, 2016	100,000	83,750
TCI Communications, Inc., 9.8%, 2012	81,000	88,565

		$583,596

Chemicals - 1.6%
Innophos, Inc., 8.875%, 2014	$45,000	$45,000
Koppers Holdings, Inc., 9.875%, 2013	45,000	46,350
Momentive Performance Materials, Inc., 11.5%, 2016	100,000	68,000
Nalco Co., 7.75%, 2011	65,000	63,700
Nalco Co., 8.875%, 2013	55,000	54,863
Nalco Finance Holdings, Inc., 0%to 2009, 9% to 2014	55,000	48,813
Yara International A.S.A., 5.25%, 2014 (n)	150,000	137,988

		$464,714

Construction - 0.4%
Lennar Corp., 5.125%, 2010	$130,000	$109,200

Consumer Goods & Services - 1.9%
Corrections Corp. of America, 6.25%, 2013	$35,000	$32,725
Fortune Brands, Inc., 5.125%, 2011	107,000	107,508
Jarden Corp., 7.5%, 2017	20,000	16,650
KAR Holdings, Inc., 10%, 2015	50,000	38,500
Service Corp. International, 7%, 2017	80,000	68,400
Service Corp. International, 7.625%, 2018	69,000	61,755
Ticketmaster, 10.75%, 2016 (n)	25,000	23,500
Western Union Co., 5.4%, 2011	210,000	211,859

		$560,897

Containers - 1.5%
Crown Americas LLC, 7.625%, 2013	$40,000	$39,400
Crown Americas LLC, 7.75%, 2015	70,000	68,250
Graham Packaging Co. LP, 9.875%, 2014	55,000	47,850
Greif, Inc., 6.75%, 2017	145,000	139,925
Owens-Brockway Glass Container, Inc., 8.25%, 2013	140,000	139,300

		$434,725

Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$129,724
L-3 Communications Corp., 6.125%, 2014	110,000	101,750

		$231,474

Electronics - 0.5%
Avago Technologies Finance, 11.875%, 2015	$20,000	$20,600
Flextronics International Ltd., 6.25%, 2014	75,000	63,375
Freescale Semiconductor, Inc., 8.875%, 2014	30,000	20,700
Spansion LLC, 11.25%, 2016 (n)	55,000	31,625

		$136,300

Emerging Market Quasi-Sovereign - 1.1%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$100,000	$88,000
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	100,000	95,034
National Power Corp., FRN, 7.06%, 2011	60,000	61,536
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	92,000	87,060

		$331,630

Emerging Market Sovereign - 1.8%
Federative Republic of Brazil, 8%, 2018	$44,000	$47,190
Gabonese Republic, 8.2%, 2017 (n)	100,000	96,000
Republic of Argentina, FRN, 3.127%, 2012	44,650	32,187
Republic of Colombia, 7.375%, 2017	133,000	139,317
Republic of Philippines, 9.375%, 2017	30,000	35,175
Republic of Uruguay, 8%, 2022	100,000	100,000
United Mexican States, 6.625%, 2015	8,000	8,320
United Mexican States, 8.3%, 2031	45,000	53,213

		$511,402

Energy - Independent - 3.0%
Chaparral Energy, Inc., 8.875%, 2017	$45,000	$35,550
Chesapeake Energy Corp., 6.375%, 2015	225,000	200,812
Forest Oil Corp., 7.25%, 2019	35,000	29,925
Hilcorp Energy I LP, 7.75%, 2015 (n)	75,000	64,500
Hilcorp Energy I LP, 9%, 2016 (n)	45,000	40,950
Mariner Energy, Inc., 8%, 2017	40,000	33,800
Newfield Exploration Co., 6.625%, 2014	70,000	63,000
Nexen, Inc., 6.4%, 2037	140,000	110,836
OPTI Canada, Inc., 8.25%, 2014	110,000	98,450
Plains Exploration & Production Co., 7%, 2017	50,000	43,500
Quicksilver Resources, Inc., 7.125%, 2016	80,000	65,200
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	30,000	26,550
SandRidge Energy, Inc., 8%, 2018 (n)	45,000	38,700

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued

Energy - Independent - continued
Southwestern Energy Co., 7.5%, 2018 (n)		$35,000	$33,950

			$885,723

Energy - Integrated - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$100,000	$93,770

Entertainment - 0.5%
AMC Entertainment, Inc., 11%, 2016		$40,000	$39,400
Marquee Holdings, Inc., 12%, 2014		35,000	25,813
Time Warner, Inc., 6.5%, 2036		10,000	7,594
Turner Broadcasting System, Inc., 8.375%, 2013		70,000	72,265

			$145,072

Financial Institutions - 1.7%
American Express Centurion Bank, 5.2%, 2010		$250,000	$234,224
General Motors Acceptance Corp., 6.875%, 2011		28,000	12,493
General Motors Acceptance Corp., 8%, 2031		61,000	23,014
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		200,000	60,290
ORIX Corp., 5.48%, 2011		180,000	165,397

			$495,418

Food & Beverages - 1.4%
B&G Foods, Inc., 8%, 2011		$45,000	$43,200
Dean Foods Co., 7%, 2016		40,000	34,800
Del Monte Corp., 6.75%, 2015		50,000	45,000
Kraft Foods, Inc., 6.125%, 2018		80,000	74,700
Miller Brewing Co., 5.5%, 2013 (n)		150,000	147,979
Tyson Foods, Inc., 6.85%, 2016		90,000	74,250

			$419,929

Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017		$19,000	$17,755

Forest & Paper Products - 1.7%
Buckeye Technologies, Inc., 8%, 2010		$11,000	$10,175
Buckeye Technologies, Inc., 8.5%, 2013		125,000	116,250
Georgia-Pacific Corp., 7.125%, 2017 (n)		35,000	31,237
Georgia-Pacific Corp., 8%, 2024		25,000	22,000
Graphic Packaging International Corp., 9.5%, 2013		35,000	31,675
International Paper Co., 7.95%, 2018		50,000	49,131
JSG Funding PLC, 7.75%, 2015	EUR	65,000	73,663
Millar Western Forest Products Ltd., 7.75%, 2013		$75,000	42,750
Smurfit-Stone Container Corp., 8%, 2017		30,000	23,400
Stora Enso Oyj, 6.404%, 2016 (n)		100,000	85,159

			$485,440

Gaming & Lodging - 2.7%
Boyd Gaming Corp., 6.75%, 2014		$20,000	$14,350
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		105,000	29,400
Harrah’s Operating Co., Inc., 5.5%, 2010		40,000	30,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		135,000	68,850
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		30,000	12,900
Host Hotels & Resorts, Inc., 7.125%, 2013		35,000	31,150
Host Hotels & Resorts, Inc., 6.75%, 2016		20,000	16,350
MGM Mirage, 8.375%, 2011		175,000	143,063
MGM Mirage, 6.75%, 2013		40,000	31,200
Pinnacle Entertainment, Inc., 7.5%, 2015		90,000	66,600
Scientific Games Corp., 6.25%, 2012		85,000	82,025
Station Casinos, Inc., 6%, 2012		35,000	19,600
Station Casinos, Inc., 6.5%, 2014		85,000	25,075
Station Casinos, Inc., 6.875%, 2016		180,000	50,400
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		145,000	59,450
Wyndham Worldwide Corp., 6%, 2016		40,000	34,131
Wynn Las Vegas LLC, 6.625%, 2014		80,000	68,200

			$782,744

Industrial - 1.0%
Blount, Inc., 8.875%, 2012		$80,000	$79,600
JohnsonDiversey Holdings, Inc., 10.67%, 2013		35,000	33,950
JohnsonDiversey, Inc., 9.625%, 2012	EUR	20,000	27,030
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$75,000	74,813
Steelcase, Inc., 6.5%, 2011		61,000	62,973

			$278,366

Insurance - 1.1%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$121,896
American International Group, Inc., 6.25%, 2037		$120,000	19,226
Hartford Financial Services Group, Inc., 8.125% to 2018, FRN to 2038		25,000	21,293
ING Groep N.V., 5.775% to 2015, FRN to 2049		210,000	167,807

			$330,222

Insurance - Property & Casualty - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014		$180,000	$165,370
USI Holdings Corp., 9.75%, 2015 (n)		95,000	72,200

			$237,570

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued

International Market Quasi-Sovereign - 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	$63,000	$61,023

International Market Sovereign - 21.3%
Federal Republic of Germany, 5.25%, 2010	EUR	353,000	$510,202
Federal Republic of Germany, 3.75%, 2015	EUR	148,000	206,740
Federal Republic of Germany, 6.25%, 2030	EUR	180,000	305,496
Government of Australia, 6.25%, 2015	AUD	74,000	61,563
Government of Canada, 4.5%, 2015	CAD	105,000	104,934
Government of Canada, 5.75%, 2033	CAD	28,000	32,297
Government of Japan, 1.5%, 2012	JPY	39,000,000	373,959
Government of Japan, 1.3%, 2014	JPY	65,000,000	616,811
Government of Japan, 1.7%, 2017	JPY	48,000,000	465,037
Government of Japan, 2.2%, 2027	JPY	28,000,000	267,660
Government of Japan, 2.4%, 2037	JPY	16,000,000	153,461
Kingdom of Denmark, 4%, 2015	DKK	247,000	45,716
Kingdom of Netherlands, 3.75%, 2014	EUR	46,000	63,648
Kingdom of Spain, 5.35%, 2011	EUR	380,000	554,335
Kingdom of Sweden, 4.5%, 2015	SEK	415,000	62,462
Republic of Austria, 4.65%, 2018	EUR	293,000	421,766
Republic of France, 4.75%, 2012	EUR	65,000	94,160
Republic of France, 5%, 2016	EUR	160,000	236,589
Republic of France, 6%, 2025	EUR	78,000	126,450
Republic of France, 4.75%, 2035	EUR	297,000	417,097
Republic of Ireland, 4.6%, 2016	EUR	342,000	487,558
United Kingdom Treasury, 8%, 2015	GBP	144,000	311,478
United Kingdom Treasury, 8%, 2021	GBP	46,000	107,926
United Kingdom Treasury, 4.25%, 2036	GBP	99,000	167,779

			$6,195,124

Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$160,000	$155,460
Case New Holland, Inc., 7.125%, 2014		40,000	36,400

			$191,860

Major Banks - 1.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$240,000	$124,195
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		26,000	19,916
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	69,520
Natixis S.A., 10% to 2018, FRN to 2049 (n)		130,000	120,639
Royal Bank of Scotland Group PLC, 9.118%, 2049		93,000	90,180
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		125,000	119,798

			$544,248

Medical & Health Technology & Services - 3.6%
Biomet, Inc., 10%, 2017		$35,000	$35,700
Biomet, Inc., 11.625%, 2017		55,000	55,275
Cardinal Health, Inc., 5.8%, 2016		94,000	87,811
Community Health Systems, Inc., 8.875%, 2015		110,000	104,500
Cooper Cos., Inc., 7.125%, 2015		65,000	63,700
DaVita, Inc., 7.25%, 2015		150,000	142,500
HCA, Inc., 6.375%, 2015		135,000	106,312
HCA, Inc., 9.25%, 2016		100,000	97,250
Hospira, Inc., 5.55%, 2012		50,000	49,973
Hospira, Inc., 6.05%, 2017		40,000	38,138
McKesson Corp., 5.7%, 2017		40,000	37,751
Owens & Minor, Inc., 6.35%, 2016		70,000	68,161
Psychiatric Solutions, Inc., 7.75%, 2015		40,000	37,200
U.S. Oncology, Inc., 10.75%, 2014		55,000	55,275
Universal Hospital Services, Inc., 8.5%, 2015 (p)		35,000	32,638
Universal Hospital Services, Inc., FRN, 6.302%, 2015		10,000	8,800
VWR Funding, Inc., 10.25%, 2015 (p)		35,000	30,625

			$1,051,609

Metals & Mining - 1.4%
Arch Western Finance LLC, 6.75%, 2013		$55,000	$51,700
FMG Finance Ltd., 10.625%, 2016 (n)		85,000	83,300
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		140,000	137,900
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.084%, 2015		35,000	33,526
Peabody Energy Corp., 7.375%, 2016		20,000	19,200
Peabody Energy Corp., “B”, 6.875%, 2013		90,000	86,850

			$412,476

Mortgage Backed - 3.3%
Fannie Mae, 6%, 2017		$114,976	$117,654
Fannie Mae, 5.5%, 2020 - 2035		823,072	828,993

			$946,647

Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016		$65,000	$58,175
Inergy LP, 6.875%, 2014		45,000	39,375

			$97,550

Natural Gas - Pipeline - 2.8%
Atlas Pipeline Partners LP, 8.125%, 2015		$45,000	$41,400
CenterPoint Energy, Inc., 7.875%, 2013		192,000	197,078
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		75,000	75,947
El Paso Corp., 7.25%, 2018		40,000	37,200
Kinder Morgan Energy Partners LP, 6%, 2017		90,000	81,583

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Natural Gas - Pipeline - continued
Kinder Morgan Finance Corp., 5.35%, 2011	$169,000	$159,705
Spectra Energy Capital LLC, 8%, 2019	66,000	68,491
Williams Cos., Inc., 7.125%, 2011	130,000	128,050
Williams Partners LP, 7.25%, 2017	40,000	37,200

		$826,654

Network & Telecom - 2.6%
Cincinnati Bell, Inc., 8.375%, 2014$ 55,000	$47,850
Citizens Communications Co., 9.25%, 2011	178,000	178,000
Citizens Communications Co., 9%, 2031	75,000	57,375
Deutsche Telekom International Finance B.V., 8%, 2010	58,000	60,209
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	55,000	50,050
Qwest Capital Funding, Inc., 7.25%, 2011	105,000	98,175
Qwest Corp., 8.875%, 2012	35,000	34,300
Qwest Corp., 7.5%, 2014	65,000	56,225
Telecom Italia Capital, 4.875%, 2010	26,000	25,276
Telefonica Europe B.V., 7.75%, 2010	120,000	122,515
Windstream Corp., 8.625%, 2016	40,000	36,900

		$766,875

Oil Services - 0.6%
Basic Energy Services, Inc., 7.125%, 2016	$80,000	$71,200
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	100,000	86,000
Weatherford International Ltd., 6.35%, 2017	30,000	27,766

		$184,966

Oils - 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$140,000	$133,461

Other Banks & Diversified Financials - 1.6%
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	$82,000	$82,443
Bosphorus Financial Services Ltd., FRN, 4.604%, 2012 (z)	87,500	84,465
Swedbank AB, 9% to 2010, FRN to 2049 (n)	120,000	117,647
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	92,465
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	73,395

		$450,415

Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$39,000	$36,251

Printing & Publishing - 1.1%
American Media Operations, Inc., 10.25%, 2009 (z)	$1,891	$1,333
American Media Operations, Inc., “B”, 10.25%, 2009	52,000	36,660
Dex Media West LLC, 9.875%, 2013	212,000	131,440
Idearc, Inc., 8%, 2016	85,000	23,163
Nielsen Finance LLC, 10%, 2014	65,000	61,750
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	95,000	61,750
Quebecor World, Inc., 6.125%, 2013 (d)	35,000	10,675

		$326,771

Railroad & Shipping - 0.3%
Panama Canal Railway Co., 7%, 2026 (n)	$100,000	$84,000

Real Estate - 0.8%
ERP Operating LP, REIT, 5.75%, 2017	$60,000	$50,529
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	173,451

		$223,980

Retailers - 0.8%
Couche-Tard, Inc., 7.5%, 2013	$65,000	$59,800
Limited Brands, Inc., 5.25%, 2014	68,000	56,920
Macy’s Retail Holdings, Inc., 7.875%, 2015	120,000	113,784

		$230,504

Specialty Stores - 0.2%
Payless ShoeSource, Inc., 8.25%, 2013	$50,000	$44,125

Supermarkets - 0.4%
Safeway, Inc., 4.95%, 2010	$54,000	$54,037
Safeway, Inc., 6.5%, 2011	70,000	72,130

		$126,167

Supranational - 0.5%
Central American Bank, 4.875%, 2012 (n)	$140,000	$139,023

Telecommunications - Wireless - 2.0%
Alltel Corp., 7%, 2012	$68,000	$66,470
MetroPCS Wireless, Inc., 9.25%, 2014	75,000	70,125
Nextel Communications, Inc., 5.95%, 2014	195,000	130,650
Rogers Cable, Inc., 5.5%, 2014	79,000	72,979
Sprint Capital Corp., 8.375%, 2012	30,000	27,000
Vodafone Group PLC, 5.375%, 2015	140,000	127,351
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	75,000	73,500

		$568,075

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$135,000	$126,145

Transportation - 0.4%
IIRSA Norte Finance Ltd., 8.75%, 2024	$116,744	$123,165

Transportation - Services - 0.2%
Hertz Corp., 8.875%, 2014	$55,000	$47,438

U.S. Government Agencies - 2.4%
Small Business Administration, 6.35%, 2021	$90,523	$93,023
Small Business Administration, 4.34%, 2024	136,749	128,882
Small Business Administration, 4.99%, 2024	158,246	154,849
Small Business Administration, 4.625%, 2025	72,141	68,959
Small Business Administration, 4.86%, 2025	182,840	177,546
Small Business Administration, 5.11%, 2025	67,915	66,765

		$690,024

U.S. Treasury Obligations - 1.3%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$57,953
U.S. Treasury Bonds, 4.5%, 2036	17,000	17,449
U.S. Treasury Notes, 4.75%, 2012	150,000	160,746
U.S. Treasury Notes, 4.5%, 2015	40,000	42,762
U.S. Treasury Notes, 4.625%, 2017	100,000	106,414

		$385,324

Utilities - Electric Power - 3.9%
Beaver Valley Funding Corp., 9%, 2017	$157,000	$167,844
Dynegy Holdings, Inc., 7.5%, 2015	50,000	42,250
Edison Mission Energy, 7%, 2017	225,000	202,500
Enersis S.A., 7.375%, 2014	45,000	45,440
FirstEnergy Corp., 6.45%, 2011	94,000	94,448
HQI Transelec Chile S.A., 7.875%, 2011	130,000	135,170
Mirant North America LLC, 7.375%, 2013	65,000	61,100
NRG Energy, Inc., 7.375%, 2016	195,000	175,500
Reliant Energy, Inc., 7.875%, 2017	70,000	51,800
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	185,000	166,963

		$1,143,015

Total Bonds		$27,121,949

FLOATING RATE LOANS(g)(r) - 2.8%
Aerospace - 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 5.76%, 2014	3,861	$3,360
Hawker Beechcraft Acquisition Co., Term Loan, 5.76%, 2014	$87,415	$76,082

		$79,442

Automotive - 0.7%
Allison Transmission, Inc., Term Loan B, 5.37%, 2014	71,986	$59,209
Federal-Mogul Corp., Term Loan B, 4.48%, 2014	54,094	38,677
Ford Motor Co., Term Loan B, 5.49%, 2013	28,023	18,314
General Motors, Term Loan B, 2013 (o)	16,793	10,874
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	79,598	67,062

		$194,136

Broadcasting - 0.1%
Young Broadcasting, Inc., Term Loan, 5.32%, 2012	37,402	$28,239
Young Broadcasting, Inc., Term Loan B-1, 5.32%, 2012	19,945	15,058

		$43,297

Business Services - 0.2%
First Data Corp., Term Loan B-1, 5.96%, 2014	69,759	$59,295

Cable TV - 0.2%
CSC Holdings, Inc., Incremental Term Loan, 4.56%, 2013	53,387	$46,770

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	19,185	$18,801

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 6.95%, 2014	47,816	$24,386

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Delayed Draw Term Loan, 1%, 2014 (q)	312	$273
Community Health Systems, Inc., Term Loan B, 5.27%, 2014	6,104	5,341
HCA, Inc., Term Loan B, 6.01%, 2013	23,174	20,282

		$25,896

Printing & Publishing - 0.1%
Idearc, Inc., Term Loan B, 5.76%, 2014	6,658	$3,855
Tribune Co., Incremental Term Loan, 2014 (o)	82,341	33,348

		$37,203

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued

Retailers - 0.0%
Burlington Coat Factory, Term Loan B, 2013 (o)	$20,543	$14,051

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 4.86%, 2013	75,224	$54,940

Telecommunications - Wireless - 0.1%
ALLTEL Communications, Inc., Term Loan B-2, 5.31%, 2015	36,253	$34,842

Utilities - Electric Power - 0.6%
Calpine Corp., DIP Term Loan, 6.64%, 2014	58,123	$49,186
NRG Energy Corp., Letter of Credit, 2013 (o)	13,064	11,445
NRG Energy Corp., Term Loan, 2013 (o)	26,702	23,394
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.28%, 2014 (o)	94,787	$79,773

		$163,798

Total Floating Rate Loans		$796,857

SHORT-TERM OBLIGATIONS(y) - 0.0%
Toyota Motor Credit Corp., 5%, due 10/01/08	$1,000	$1,000

REPURCHASE AGREEMENTS - 2.2%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $634,026 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$634,000	$634,000

Total Investments		$28,553,806

OTHER ASSETS, LESS LIABILITIES - 1.7%		507,571

NET ASSETS - 100.0%		$29,061,377

(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,565,457, representing 12.3% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	12/01/06 -11/28/07	$1,862	$1,333
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040	3/01/06	250,000	180,056
Bonten Media Acquisition Co., 9%, 2015	5/31/07	20,050	11,800
Bosphorus Financial Services Ltd., FRN, 4.604%, 2012	3/08/05	87,500	84,465
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	126,162	120,513
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	182,174	175,652
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	230,151	139,850
Falcon Franchise Loan LLC, FRN, 4.048%, 2025	1/29/03	59,718	47,806
Prudential Securities Secured Financing Corp., FRN, 7.277%, 2013	12/06/04	189,843	114,530

PORTFOLIO OF INVESTMENTS     9/30/08 (Unaudited) - continued

MFS Strategic Income Series

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Salomon Brothers Mortgage Securities, Inc., FRN, 7.237%, 2032	1/07/05	257,552	229,566
Total Restricted Securities			$1,105,571
% of Net Assets			3.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$28,553,806	$—	$28,553,806
Other Financial Instruments	$2,331	$188,810	$—	$191,141

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$32,207,530

Gross unrealized appreciation	$83,001
Gross unrealized depreciation	(3,736,725)

Net unrealized appreciation (depreciation)	$(3,653,724)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	75,580	11/10/08 -11/12/08	$64,790	$59,653	$5,137
SELL	DKK	253,619	11/12/08	51,856	48,020	3,836
SELL	EUR	1,706,839	10/22/08	2,509,974	2,407,662	102,312
SELL	GBP	327,612	10/23/08	611,700	583,382	28,318
SELL	SEK	429,664	11/28/08	65,002	62,110	2,892

						$142,495

Depreciation
SELL	CAD	213,713	10/22/08	$200,987	$201,048	$(61)
BUY	EUR	161,407	10/22/08	236,440	227,681	(8,759)
SELL	JPY	90,435,894	10/27/08	838,806	853,693	(14,887)
BUY	MXN	414,872	11/12/08	40,957	37,738	(3,219)

						$(26,926)

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/08 - continued

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	17	$1,907,984	Dec-08	$2,331

Swap Agreements at 9/30/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	50,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(11,653)
9/20/10	USD	120,000	Merrill Lynch International	(2)	0.68% (fixed rate)	15,109
9/20/12	USD	160,000	JPMorgan Chase Bank	0.36% (fixed rate)	(3)	(4,267)
3/20/13	USD	190,000	Goldman Sachs International	(4)	2.129% (fixed rate)	(4,191)
6/20/13	USD	800,000	(a) Morgan Stanley
			Capital Services, Inc.	(5)	5.0% (fixed rate)	78,111
9/20/13	USD	90,000	Merrill Lynch International	(6)	0.77% (fixed rate)	568
12/20/13	USD	70,000	JPMorgan Chase Bank	(7)	0.78% (fixed rate)	(436)

						$73,241

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.
(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/2013.
(3)	Fund to pay notional amount upon a defined credit event of the reference obligation (FNMA 5.5% 6/09/33) and receipt of a defined deliverable obligation from the counterparty. As of September 30, 2008, a restructuring credit event (as defined in the 2003 ISDA Credit Derivatives Definitions) had occurred on this transaction but the parties had not yet settled.
(4)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.
(5)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX. NA. HY.10 Index.
(6)	Fund to receive notional amount upon a defined credit event by Autozone, Inc., 5.875%, 10/15/12.
(7)	Fund to receive notional amount upon a defined credit event by Arrow Electric, Inc., 6.875%, 6/01/18.
(a)	Net unamortized premiums paid by the fund amounted to $50,289.

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

United States	62.3%
Japan	7.3%
Germany	4.2%
France	3.9%
United Kingdom	3.3%
Spain	2.4%
Canada	2.1%
Ireland	2.0%
Austria	1.5%
Other Countries	11.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS
INVESTMENT MANAGEMENT

MFS® Total Return Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 58.7%

Aerospace - 3.4%
Lockheed Martin Corp.	504,500	$55,328,515
Northrop Grumman Corp.	394,550	23,886,057
Raytheon Co.	33,890	1,813,454
United Technologies Corp.	471,380	28,311,083

		$109,339,109

Alcoholic Beverages - 0.7%
Diageo PLC	964,912	$16,334,033
Heineken N.V.	100,960	4,068,445
Molson Coors Brewing Co.	51,800	2,421,650

		$22,824,128

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	329,500	$22,043,550

Automotive - 0.7%
Harley-Davidson, Inc. (l)	151,550	$5,652,815
Johnson Controls, Inc.	586,540	17,789,758

		$23,442,573

Biotechnology - 0.4%
Amgen, Inc. (a)	99,620	$5,904,477
Genzyme Corp. (a)	84,370	6,824,689

		$12,729,166

Broadcasting - 1.4%
Omnicom Group, Inc.	546,830	$21,085,765
Walt Disney Co.	636,190	19,524,671
WPP Group PLC	459,470	3,728,812

		$44,339,248

Brokerage & Asset Managers - 2.0%
Deutsche Boerse AG	62,220	$5,672,413
Franklin Resources, Inc.	156,890	13,826,716
Goldman Sachs Group, Inc.	244,450	31,289,600
Invesco Ltd.	253,370	5,315,703
Merrill Lynch & Co., Inc.	406,840	10,293,052

		$66,397,484

Business Services - 1.1%
Accenture Ltd., “A”	343,710	$13,060,980
Automatic Data Processing, Inc.	164,340	7,025,535
Fidelity National Information Services, Inc.	241,270	4,453,844
Lender Processing Services, Inc.	120,610	3,681,017
Visa, Inc., “A”	99,650	6,117,514
Western Union Co.	108,350	2,672,995

		$37,011,885

Cable TV - 0.2%
Time Warner Cable, Inc., “A” (a)(l)	284,720	$6,890,224

Chemicals - 1.5%
3M Co.	311,530	$21,280,614
PPG Industries, Inc.	457,860	26,702,395

		$47,983,009

Computer Software - 1.2%
Oracle Corp. (a)	1,847,142	$37,515,454
Synopsys, Inc. (a)	39,830	794,609

		$38,310,063

Computer Software - Systems - 1.2%
Hewlett-Packard Co.	96,471	$4,460,819
International Business Machines Corp.	291,630	34,109,045

		$38,569,864

Construction - 0.5%
Masco Corp.	147,688	$2,649,523
Pulte Homes, Inc.	469,370	6,557,099
Sherwin-Williams Co.	104,230	5,957,787
Toll Brothers, Inc. (a)(l)	21,931	553,319

		$15,717,728

Consumer Goods & Services - 0.8%
Clorox Co.	188,760	$11,833,364
Procter & Gamble Co.	229,820	16,016,156

		$27,849,520

Electrical Equipment - 1.1%
Danaher Corp.	129,920	$9,016,448
General Electric Co.	151,507	3,863,429
W.W. Grainger, Inc.	187,790	16,332,096
WESCO International, Inc. (a)	219,170	7,052,891

		$36,264,864

Electronics - 0.9%
Flextronics International Ltd. (a)	925,670	$6,553,744
Intel Corp.	1,166,200	21,842,926

		$28,396,670

Energy - Independent - 2.4%
Anadarko Petroleum Corp.	96,700	$4,690,917
Apache Corp.	336,310	35,070,407
Devon Energy Corp.	281,260	25,650,912
EOG Resources, Inc.	68,760	6,151,270
Sunoco, Inc.	115,870	4,122,655
Ultra Petroleum Corp. (a)	48,500	2,683,990

		$78,370,151

Energy - Integrated - 5.8%
Chevron Corp.	336,792	$27,778,604
ConocoPhillips	114,810	8,409,833
Exxon Mobil Corp.	840,222	65,251,641
Hess Corp.	323,800	26,577,504
Marathon Oil Corp.	508,940	20,291,438
TOTAL S.A., ADR	660,930	40,105,232

		$188,414,252

Engineering - Construction - 0.1%
North American Energy Partners, Inc. (a)	160,934	$1,668,886

Food & Beverages - 2.6%
Coca-Cola Co.	97,700	$5,166,376
General Mills, Inc.	108,920	7,484,982
Kellogg Co.	291,600	16,358,760
Nestle S.A.	701,219	30,329,167
Pepsi Bottling Group, Inc.	21,940	639,990

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Food & Beverages - continued
PepsiCo, Inc.	328,670	$23,424,311

		$83,403,586

Food & Drug Stores - 1.3%
CVS Caremark Corp.	742,420	$24,989,857
Kroger Co.	258,350	7,099,458
Walgreen Co.	284,560	8,809,978

		$40,899,293

Furniture & Appliances - 0.3%
Jarden Corp. (a)(l)	382,910	$8,979,240

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd.	674,630	$13,998,573
Wyndham Worldwide	474,100	7,448,111

		$21,446,684

General Merchandise - 0.9%
Macy’s, Inc.	1,092,860	$19,649,623
Wal-Mart Stores, Inc.	167,800	10,049,542

		$29,699,165

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	270,540	$6,869,011
WellPoint, Inc. (a)	249,290	11,659,293

		$18,528,304

Insurance - 4.8%
Allstate Corp.	904,740	$41,726,598
Aon Corp.	55,260	2,484,490
Aspen Insurance Holdings Ltd.	146,680	4,033,700
Chubb Corp.	89,190	4,896,531
Conseco, Inc. (a)	324,877	1,143,567
Genworth Financial, Inc., “A”	1,757,860	15,135,175
Hartford Financial Services Group, Inc.	140,217	5,747,495
Max Capital Group Ltd. (l)	326,020	7,573,445
MetLife, Inc.	782,750	43,834,000
PartnerRe Ltd.	25,900	1,763,531
Prudential Financial, Inc.	127,750	9,198,000
Travelers Cos., Inc.	397,870	17,983,724

		$155,520,256

Internet - 0.0%
Google, Inc., “A” (a)	1,180	$472,614

Machinery & Tools - 0.9%
Eaton Corp.	178,410	$10,023,074
Ingersoll-Rand Co. Ltd., “A”	104,830	3,267,551
Kennametal, Inc.	244,100	6,619,992
Timken Co.	350,575	9,938,801

		$29,849,418

Major Banks - 5.8%
Bank of America Corp.	1,260,481	$44,116,835
Bank of New York Mellon Corp.	1,047,682	34,133,480
JPMorgan Chase & Co.	1,206,294	56,333,930
PNC Financial Services Group, Inc.	286,840	21,426,948
State Street Corp.	393,880	22,403,894
SunTrust Banks, Inc.	236,750	10,651,383

		$189,066,470

Medical & Health Technology & Services - 0.2%
DaVita, Inc. (a)	109,530	$6,244,305

Medical Equipment - 0.6%
Advanced Medical Optics, Inc. (a)(l)	346,350	$6,158,103
Cooper Cos., Inc. (l)	107,950	3,752,342
Zimmer Holdings, Inc. (a)	135,560	8,751,754

		$18,662,199

Metals & Mining - 0.0%
Century Aluminum Co. (a)	54,620	$1,512,428

Natural Gas - Distribution - 0.2%
Sempra Energy	145,180	$7,327,235

Natural Gas - Pipeline - 0.5%
El Paso Corp.	437,920	$5,587,859
Williams Cos., Inc.	531,290	12,565,009

		$18,152,868

Network & Telecom - 0.2%
Cisco Systems, Inc. (a)	78,330	$1,767,125
Nokia Corp., ADR	259,850	4,846,203

		$6,613,328

Oil Services - 0.7%
Exterran Holdings, Inc. (a)	88,000	$2,812,480
Halliburton Co.	178,710	5,788,417
Helix Energy Solutions Group, Inc. (a)	149,880	3,639,086
Noble Corp.	211,736	9,295,210

		$21,535,193

Other Banks & Diversified Financials - 0.4%
American Express Co.	129,479	$4,587,441
East West Bancorp, Inc. (l)	143,450	1,965,265
New York Community Bancorp, Inc. (l)	136,096	2,285,052
Sovereign Bancorp, Inc.	1,242,780	4,908,981

		$13,746,739

Pharmaceuticals - 3.1%
Abbott Laboratories	62,090	$3,575,142
GlaxoSmithKline PLC	215,090	4,646,888
Johnson & Johnson	378,450	26,219,016
Merck & Co., Inc.	757,280	23,899,757
Merck KGaA	60,900	6,537,916
Pfizer, Inc.	150,480	2,774,851
Roche Holding AG	31,260	4,873,025
Wyeth	812,690	30,020,769

		$102,547,364

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	61,854	$5,717,165

Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc.	159,340	$10,913,197

Specialty Stores - 0.5%
AnnTaylor Stores Corp. (a)	163,100	$3,366,384
Nordstrom, Inc.	73,190	2,109,336
Staples, Inc.	458,040	10,305,900

		$15,781,620

2

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., “L”, ADR	18,700	$866,932
Rogers Communications, Inc., “B”	202,340	6,563,098
Vodafone Group PLC, ADR	265,257	5,862,180

		$13,292,210

Telephone Services - 2.2%
AT&T, Inc.	1,592,044	$44,449,868
Embarq Corp.	492,333	19,964,103
Verizon Communications, Inc.	214,735	6,890,846

		$71,304,817

Tobacco - 1.8%
Altria Group, Inc.	150,423	$2,984,392
Lorillard, Inc.	165,520	11,776,748
Philip Morris International, Inc.	885,560	42,595,436

		$57,356,576

Trucking - 0.2%
United Parcel Service, Inc., “B”	120,950	$7,606,546

Utilities - Electric Power - 3.2%
American Electric Power Co., Inc.	298,440	$11,051,233
CMS Energy Corp.	207,450	2,586,902
Dominion Resources, Inc.	214,610	9,181,016
DPL, Inc.	165,770	4,111,096
Entergy Corp.	54,550	4,855,496
FPL Group, Inc.	329,378	16,567,713
NRG Energy, Inc. (a)(l)	401,620	9,940,095
Pepco Holdings, Inc.	170,270	3,900,886
PG&E Corp.	562,090	21,050,271
PPL Corp.	252,810	9,359,026
Public Service Enterprise Group, Inc.	308,330	10,110,141

		$102,713,875

Total Common Stocks		$1,905,455,069

BONDS - 39.6%

Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,016,864

Asset Backed & Securitized - 2.2%
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	$411,524	$315,032
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040 (z)	3,009,000	2,167,155
Chase Commercial Mortgage Securities Corp., 7.543%, 2009	8,519	8,522
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	5,000,000	4,273,596
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,600,000	3,004,298
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	34,459	33,741
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	777,273	765,003
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	1,441,588
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	2,460,763	1,968,572
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,332,645	1,049,035
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	3,233,193
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	2,078,000	1,685,740
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,232,000	1,183,398
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	4,571,089
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,626,715	1,594,392
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	2,550,000	2,402,408
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,066,617
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,506,000	1,324,892
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,132,959
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.378%, 2041	2,550,000	2,382,292
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,303,000	3,790,452
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	4,303,000	3,890,943
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,755,995	2,488,400
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	1,967,000	1,113,429
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.652%, 2039	1,764,000	1,445,082
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,818,128	3,261,406
Morgan Stanley Capital I, Inc., FRN, 0.775%, 2030 (i)(n)	6,066,218	124,291
Multi-Family Capital Access One, Inc., 6.65%, 2024	444,365	443,576
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	1,128,987
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	963,399
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,345,400	1,739,779
Structured Asset Securities Corp., FRN, 4.67%, 2035	2,184,520	1,864,077
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	3,430,000	2,847,279
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,085,000	2,757,201

3

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Asset Backed & Securitized – continued
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	$2,793,000	$2,337,863
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	2,881,000	2,360,454

		$70,160,140

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$2,815,000	$2,737,298
Hearst-Argyle Television, Inc., 7.5%, 2027	1,871,000	1,876,433
News America, Inc., 8.5%, 2025	1,586,000	1,602,556

		$6,216,287

Brokerage & Asset Managers - 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$3,914,000	$2,778,106
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	3,337,000	4,171
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,291,661
Merrill Lynch & Co., Inc., 6.11%, 2037	2,391,000	1,659,870
Morgan Stanley, 3.875%, 2009	4,230,000	3,891,676
Morgan Stanley, 5.75%, 2016	2,536,000	1,572,622
Morgan Stanley, 6.75%, 2011	1,837,000	1,359,591
Morgan Stanley, 6.625%, 2018	1,521,000	1,006,584

		$14,564,281

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$2,824,000	$2,823,969

Business Services - 0.1%
Xerox Corp., 5.5%, 2012	$1,637,000	$1,560,781

Cable TV - 0.1%
Cox Communications, Inc., 4.625%, 2013	$1,949,000	$1,801,683
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	2,301,541

		$4,103,224

Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$3,289,000	$3,259,698

Conglomerates - 0.1%
General Electric Co., 5.25%, 2017	$1,860,000	$1,627,560
Kennametal, Inc., 7.2%, 2012	2,140,000	2,214,645

		$3,842,205

Consumer Goods & Services - 0.2%
Fortune Brands, Inc., 5.125%, 2011	$2,590,000	$2,602,295
Western Union Co., 5.4%, 2011	4,087,000	4,123,174

		$6,725,469

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,277,162

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$2,820,460

Emerging Market Quasi-Sovereign - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$2,715,000	$2,627,468

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$2,068,000	$2,082,538

Energy - Independent - 0.1%
Nexen, Inc., 5.875%, 2035	$716,000	$536,099
Ocean Energy, Inc., 7.25%, 2011	2,067,000	2,157,485

		$2,693,584

Energy - Integrated - 0.1%
Petro-Canada, 6.05%, 2018	$3,647,000	$3,183,506

Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$4,690,000	$4,002,620
Capital One Financial Corp., 6.15%, 2016	2,872,000	2,155,379
General Electric Capital Corp., 5.45%, 2013	1,963,000	1,833,929
General Electric Capital Corp., 5.375%, 2016	1,428,000	1,260,176
HSBC Finance Corp., 5.25%, 2011	2,367,000	2,325,670
ORIX Corp., 5.48%, 2011	4,077,000	3,746,233

		$15,324,007

Food & Beverages - 0.4%
Diageo Finance B.V., 5.5%, 2013	$4,312,000	$4,340,075
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (z)	920,000	913,084
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	1,158,000	1,117,768
Kraft Foods, Inc., 6.125%, 2018	1,970,000	1,839,478
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	5,685,367

		$13,895,772

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,007,554
Gaming & Lodging - 0.1%
Marriott International, Inc., 6.375%, 2017	$2,891,000	$2,606,812
Wyndham Worldwide Corp., 6%, 2016	1,997,000	1,703,978

		$4,310,790

Insurance - 0.1%
American International Group, Inc., 8.25%, 2018 (z)	$1,570,000	$912,128
American International Group, Inc., 6.25%, 2037	3,077,000	492,991

4

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Insurance - continued
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,021,000	$1,614,941
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,165,771

		$4,185,831

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$1,017,000	$853,492
Allstate Corp., 5.55%, 2035	2,417,000	1,869,755
Chubb Corp., 6.375% to 2017, FRN to 2067	4,156,000	3,169,258
Fund American Cos., Inc., 5.875%, 2013	2,164,000	1,604,879
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	833,000	568,189
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2037 (n)	3,930,000	2,633,100

		$10,698,673

International Market Quasi-Sovereign - 0.1%
Hydro-Quebec, 6.3%, 2011	$3,955,000	$4,250,399

International Market Sovereign - 0.1%
Province of Ontario, 5%, 2011	$4,126,000	$4,343,977

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,028,555

Major Banks - 0.7%
Bank of America Corp., 5.49%, 2019	$1,260,000	$976,083
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	724,398
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	1,866,000	1,900,484
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,547,000	2,684,402
Natixis S.A., 10% to 2018, FRN to 2049 (n)	3,841,000	3,564,410
PNC Funding Corp., 5.625%, 2017	2,078,000	1,840,817
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	750,000	558,938
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,719,000	1,647,455
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,250,935
Wachovia Corp., 5.25%, 2014	7,433,000	4,557,804

		$21,705,726

Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 5.9%, 2016	$2,228,000	$2,236,415
Cardinal Health, Inc., 5.8%, 2016	1,498,000	1,399,372
HCA, Inc., 8.75%, 2010	174,000	171,390
Hospira, Inc., 5.55%, 2012	1,068,000	1,067,413
Hospira, Inc., 6.05%, 2017	3,636,000	3,466,722

		$8,341,312

Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018 (n)	$3,666,000	$3,248,483

Mortgage Backed - 16.4%
Fannie Mae, 6.253%, 2011	$349,741	$360,187
Fannie Mae, 6.33%, 2011	330,199	341,413
Fannie Mae, 4.791%, 2012	1,637,161	1,617,931
Fannie Mae, 4.01%, 2013	242,301	230,436
Fannie Mae, 4.02%, 2013	1,098,365	1,047,824
Fannie Mae, 4.751%, 2013	157,556	155,210
Fannie Mae, 4.845%, 2013	429,191	422,955
Fannie Mae, 5.549%, 2013	806,977	809,052
Fannie Mae, 4.589%, 2014	1,332,099	1,291,124
Fannie Mae, 4.63%, 2014	598,182	580,211
Fannie Mae, 4.848%, 2014	1,883,586	1,845,059
Fannie Mae, 4.871%, 2014	966,340	950,137
Fannie Mae, 4.926%, 2015	3,265,974	3,194,251
Fannie Mae, 4.94%, 2015	379,000	370,411
Fannie Mae, 5.1%, 2015	1,547,000	1,498,751
Fannie Mae, 5.19%, 2015	434,707	428,902
Fannie Mae, 5.27%, 2016	1,125,000	1,108,472
Fannie Mae, 5.45%, 2017	819,017	814,571
Fannie Mae, 5.5%, 2017 - 2038	148,499,305	148,668,232
Fannie Mae, 6%, 2017 - 2037	85,518,305	86,901,987
Fannie Mae, 4.5%, 2018 - 2035	19,853,534	19,239,492
Fannie Mae, 5%, 2018 - 2037	58,609,196	57,621,620
Fannie Mae, 5.37%, 2018	1,740,000	1,682,512
Fannie Mae, 4.88%, 2020	1,198,807	1,158,913
Fannie Mae, 7.5%, 2030 - 2032	390,920	421,880
Fannie Mae, 6.5%, 2031 - 2037	23,243,479	23,910,789
Freddie Mac, 6%, 2016 - 2037	37,667,023	38,247,607
Freddie Mac, 5%, 2017 - 2035	43,810,887	43,039,631
Freddie Mac, 4.5%, 2018 - 2035	13,443,727	13,146,284
Freddie Mac, 5.5%, 2019 - 2038	38,672,979	38,611,931
Freddie Mac, 6.5%, 2034 - 2038	12,350,158	12,699,222
Ginnie Mae, 6%, 2032 - 2038	11,471,791	11,657,253
Ginnie Mae, 4.5%, 2033 - 2034	1,973,975	1,879,679
Ginnie Mae, 5.5%, 2033 - 2035	13,383,745	13,427,131
Ginnie Mae, 5%, 2034	2,630,445	2,585,152

		$531,966,212

Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$4,615,000	$4,502,117
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5.25%, 2033	1,335,000	1,304,162
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5.25%, 2034	1,460,000	1,425,632
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	2,660,000	2,612,785
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,623,279
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	2,535,000	2,592,114

		$14,060,089

Natural Gas - Pipeline - 0.3%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,175,048

5

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued

Natural Gas - Pipeline - continued
Enterprise Products Operating LLC, 6.5%, 2019	$1,953,000	$1,819,391
Kinder Morgan Energy Partners LP, 6.75%, 2011	3,906,000	3,955,259
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	202,608
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	954,385
Spectra Energy Capital LLC, 8%, 2019	1,694,000	1,757,928

		$10,864,619

Network & Telecom - 0.7%
AT&T, Inc., 6.5%, 2037	$2,043,000	$1,737,939
BellSouth Corp., 6.55%, 2034	2,642,000	2,265,066
Deutsche Telekom International Finance B.V., 5.75%, 2016	3,810,000	3,398,634
Telecom Italia Capital, 5.25%, 2013	2,176,000	1,930,525
Telefonica Europe B.V., 7.75%, 2010	1,176,000	1,200,649
TELUS Corp., 8%, 2011	3,887,000	4,116,605
Verizon New York, Inc., 6.875%, 2012	6,670,000	6,669,733

		$21,319,151

Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$951,000	$880,178
Weatherford International Ltd., 6%, 2018	2,668,000	2,395,365

		$3,275,543

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$4,222,000	$4,335,340

Other Banks & Diversified Financials - 0.4%
Citigroup, Inc., 5%, 2014	$2,679,000	$2,054,021
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,466,000	1,190,291
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	3,650,819
UFJ Finance Aruba AEC, 6.75%, 2013	2,807,000	2,943,159
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	4,512,306

		$14,350,596

Pharmaceuticals - 0.2%
Allergan, Inc., 5.75%, 2016	$4,097,000	$3,940,179
Glaxosmithkline Capital, Inc., 4.85%, 2013	1,198,000	1,176,107

		$5,116,286

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$1,697,000	$1,757,293

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017	$4,244,000	$4,065,794
CSX Corp., 6.75%, 2011	262,000	267,746
CSX Corp., 7.9%, 2017	1,754,000	1,777,749

		$6,111,289

Real Estate - 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$1,665,125
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	2,863,367
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,386,592
Kimco Realty Corp., REIT, 6%, 2012	936,000	916,040
ProLogis, REIT, 5.75%, 2016	3,311,000	2,885,033
Simon Property Group, Inc., REIT, 5.1%, 2015	4,179,000	3,691,975
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	1,661,764
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,676,219

		$16,746,115

Retailers - 0.2%
Home Depot, Inc., 5.25%, 2013	$1,662,000	$1,530,493
Limited Brands, Inc., 5.25%, 2014	2,165,000	1,812,239
Macy’s Retail Holdings, Inc., 5.35%, 2012	921,000	848,140
Wal-Mart Stores, Inc., 5.25%, 2035	3,606,000	2,882,402

		$7,073,274

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$1,175,000	$1,121,761

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$1,498,000	$1,524,739
Nextel Communications, Inc., 5.95%, 2014	3,862,000	2,587,540
Rogers Communications, Inc., 6.8%, 2018	3,340,000	3,159,740
Vodafone Group PLC, 5.625%, 2017	809,000	719,120

		$7,991,139

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$4,770,000	$4,701,026

U.S. Government Agencies - 1.6%
Fannie Mae, 6.625%, 2009	$6,564,000	$6,766,565
Freddie Mac, 4.625%, 2012	13,500,000	13,876,988
Freddie Mac, 5.5%, 2017	16,600,000	17,563,248
Small Business Administration, 4.77%, 2024	854,437	829,701
Small Business Administration, 4.99%, 2024	1,327,858	1,299,354
Small Business Administration, 5.18%, 2024	1,435,057	1,424,119
Small Business Administration, 5.09%, 2025	2,076,681	2,042,383

6

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued

U.S. Government Agencies – continued
Small Business Administration, 5.11%, 2025	$5,542,195	$5,448,312
Small Business Administration, 5.39%, 2025	1,420,613	1,419,805

		$50,670,475

U.S. Treasury Obligations - 9.6%
U.S. Treasury Bonds, 4.75%, 2017	$26,468,000	$28,372,452
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,502,799
U.S. Treasury Bonds, 6.25%, 2023	7,156,000	8,592,231
U.S. Treasury Bonds, 6%, 2026	11,019,000	13,074,727
U.S. Treasury Bonds, 6.75%, 2026	8,541,000	10,965,175
U.S. Treasury Bonds, 5.375%, 2031	14,806,000	16,824,472
U.S. Treasury Bonds, 4.5%, 2036	8,333,000	8,553,041
U.S. Treasury Notes, 4.875%, 2009	138,666,000	142,208,496
U.S. Treasury Notes, 6.5%, 2010	9,219,000	9,800,230
U.S. Treasury Notes, 5.125%, 2011	10,534,000	11,366,017
U.S. Treasury Notes, 4.125%, 2012	14,484,000	15,265,904
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,606,060
U.S. Treasury Notes, 4.25%, 2013	7,770,000	8,247,731
U.S. Treasury Notes, 4.25%, 2013	7,011,000	7,454,663
U.S. Treasury Notes, 4%, 2015	7,032,000	7,384,697
U.S. Treasury Notes, 4.5%, 2015	1,737,000	1,856,961
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,911,510
U.S. Treasury Notes, 4.875%, 2016	6,300,000	6,819,259

		$312,806,425

Utilities - Electric Power - 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$4,989,000	$5,189,337
E.On International Finance B.V., 5.8%, 2018 (n)	2,860,000	2,733,468
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,161,651
Enel Finance International S.A., 6.25%, 2017 (n)	3,126,000	3,110,026
Exelon Generation Co. LLC, 6.95%, 2011	6,028,000	6,104,375
Exelon Generation Co. LLC, 6.2%, 2017	10,390,000	9,130,940
FirstEnergy Corp., 6.45%, 2011	4,413,000	4,434,050
MidAmerican Energy Holdings Co., 5.875%, 2012	477,000	472,812
MidAmerican Energy Holdings Co., 6.125%, 2036	3,439,000	2,892,474
MidAmerican Funding LLC, 6.927%, 2029	387,000	412,318
Oncor Electric Delivery Co., 7%, 2022	3,162,000	2,873,800
Pacific Gas & Electric Co., 4.8%, 2014	719,000	677,219
PSEG Power LLC, 6.95%, 2012	3,745,000	3,819,863
PSEG Power LLC, 5.5%, 2015	1,583,000	1,428,135
System Energy Resources, Inc., 5.129%, 2014 (n)	981,018	975,299
Waterford 3 Funding Corp., 8.09%, 2017	207,719	210,573

		$46,626,340

Total Bonds		$1,286,191,688

REPURCHASE AGREEMENTS - 1.4%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/1/08, total to be received $45,923,191 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$45,923,000	$45,923,000

COLLATERAL FOR SECURITIES LOANED - 0.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	15,398,008	$15,398,008

Total Investments		$3,252,967,765

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(5,476,312)

NET ASSETS - 100.0%		$3,247,491,453

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,805,815 representing 1.5% of net assets.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

7

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Total Return Series

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/13/08	$1,570,000	$912,128
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040	3/01/06	3,009,000	2,167,155
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	4/25/08	919,880	913,084
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	$2,315,167	$1,739,779

Total Restricted Securities			$5,732,146
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Total Return Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,844,662,378	$1,408,305,387	$—	$3,252,967,765
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,438,256,010

Gross unrealized appreciation	$132,322,902
Gross unrealized depreciation	(317,611,147)

Net unrealized appreciation (depreciation)	$(185,288,245)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $24,031,261. These loans were collateralized by cash of $15,398,008 and U.S. Treasury obligations of $8,634,997.

9

MFS INVESTMENT MANAGEMENT

MFS® Utilities Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 95.9%

Broadcasting - 1.1%
Grupo Televisa S.A., ADR	934,590	$20,439,483

Cable TV - 3.6%
DIRECTV Group, Inc. (a)	798,900	$20,907,213
Megacable Holdings (a)	4,784,250	6,784,960
Net Servicos de Comunicacao S.A., IPS (a)	168,074	1,433,518
Time Warner Cable, Inc., “A” (a)(l)	1,622,450	39,263,290

		$68,388,981

Energy - Independent - 2.2%
Devon Energy Corp.	52,100	$4,751,520
EOG Resources, Inc.	97,400	8,713,404
Ultra Petroleum Corp. (a)	190,200	10,525,668
XTO Energy, Inc.	377,990	17,584,095

		$41,574,687

Energy - Integrated - 0.5%
OAO Gazprom, ADR	292,980	$9,415,107

Natural Gas - Distribution - 9.7%
Energen Corp.	393,600	$17,822,208
Equitable Resources, Inc.	1,723,080	63,202,574
Questar Corp.	809,820	33,137,834
Sempra Energy	924,740	46,671,628
Spectra Energy Corp.	1,022,900	24,345,020

		$185,179,264

Natural Gas - Pipeline - 5.8%
El Paso Corp.	3,647,190	$46,538,144
Enagas S.A.	794,170	17,107,177
Williams Cos., Inc.	2,020,205	47,777,848

		$111,423,169

Oil Services - 3.0%
Halliburton Co.	1,015,840	$32,903,058
National Oilwell Varco, Inc. (a)	229,800	11,542,854
Noble Corp.	319,700	14,034,830

		$58,480,742

Telecommunications - Wireless - 15.0%
America Movil S.A.B. de C.V., “L”, ADR	986,640	$45,740,630
Cellcom Israel Ltd.	1,214,610	36,511,177
Hutchison Telecommunications International Ltd. (a)	10,547,000	11,898,961
Mobile TeleSystems OJSC, ADR	423,900	23,742,639
MTN Group Ltd.	1,062,240	15,043,626
NII Holdings, Inc. “B” (a)	768,440	29,139,245
Philippine Long Distance Telephone Co.	174,940	9,916,304
Philippine Long Distance Telephone Co., ADR (l)	178,100	10,034,154
Rogers Communications, Inc., “B”	1,683,160	54,594,957
Tim Participacoes S.A., ADR (l)	651,050	13,580,903
Vodafone Group PLC	16,909,370	37,356,144

		$287,558,740

Telephone Services - 12.1%
AT&T, Inc.	1,447,770	$40,421,738
Embarq Corp.	626,240	25,394,032
Qwest Communications International, Inc. (l)	2,490,410	8,044,024
Royal KPN N.V.	1,239,650	17,867,588
Telecom Argentina S.A., ADR (a)(l)	588,860	7,213,535
Telefonica S.A.	2,108,720	50,409,771
Telenor A.S.A.	1,354,000	16,646,721
TELUS Corp.	600,680	21,509,904
Verizon Communications, Inc.	1,004,440	32,232,480
Windstream Corp.	1,067,348	11,676,787

		$231,416,580

Utilities - Electric Power - 42.9%
Acciona S.A.	40,060	$6,091,944
AES Corp. (a)	2,681,690	31,348,956
AES Tiete S.A., IPS	1,865,359	15,096,184
Allegheny Energy, Inc.	1,072,600	39,439,502
American Electric Power Co., Inc.	1,196,870	44,320,096
CEZ AS	393,560	24,037,234
CMS Energy Corp.	3,619,130	45,130,551
Constellation Energy Group, Inc.	615,850	14,965,155
Dominion Resources, Inc. (l)	732,880	31,352,606
DPL, Inc. (l)	846,060	20,982,288
Dynegy, Inc., “A” (a)	4,507,642	16,137,358
E.ON AG	1,122,364	56,840,190
Edison International	1,196,970	47,759,103
EDP Renovaveis SA (a)	625,788	4,974,241
Eletropaulo Metropolitana S.A., IPS	2,118,600	29,503,863
Enersis S.A., ADR	124,190	2,026,781
FirstEnergy Corp.	601,820	40,315,922
Fortum Corp.	172,200	5,809,985
FPL Group, Inc.	111,370	5,601,911
Iberdrola S.A. (a)	1,328,100	5,780,457
International Power PLC (a)	3,772,220	24,324,635
Northeast Utilities	1,305,233	33,479,226
NRG Energy, Inc. (a)	2,732,360	67,625,910
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	207,350	12,795,070
PG&E Corp.	842,630	31,556,494
PPL Corp.	860,300	31,848,306
Public Service Enterprise Group, Inc.	1,274,260	41,782,985
Red Electrica de Espana	484,892	24,613,629
Reliant Energy, Inc. (a)	1,815,460	13,343,631
RWE AG	164,700	15,835,940
Scottish & Southern Energy PLC (a)	182,800	4,647,004
Wisconsin Energy Corp.	26,680	1,197,932
Xcel Energy, Inc.	1,525,090	30,486,549

		$821,051,638

Total Common Stocks		$1,834,928,391

BONDS - 0.0%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 4.972%, 2023 (i)(n)	$452,045	$36,118

Utilities - Electric Power - 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)	$16,000	$1,040

Total Bonds		$37,158

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.9%

Natural Gas - Pipeline - 0.7%
El Paso Corp., 4.99%	14,120	$14,596,550

Utilities - Electric Power - 1.2%
NRG Energy, Inc., 5.75%	97,900	$22,640,354

Total Convertible Preferred Stocks		$37,236,904

CONVERTIBLE BONDS - 0.5%

Energy - Independent - 0.5%
Peabody Energy Corp., 4.75%, 2066	$10,610,000	$9,562,263

Total Convertible Bonds		$9,562,263

COLLATERAL FOR SECURITIES LOANED - 3.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	60,392,777	$60,392,777

MONEY MARKET FUNDS (V) - 1.4%
MFS Institutional Money Market Portfolio, 2.26%, at Net Asset Value	26,445,872	$26,445,872

Total Investments		$1,968,603,365

OTHER ASSETS, LESS LIABILITIES - (2.9)%		(55,766,300)

NET ASSETS - 100.0%		$1,912,837,065

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of the security was $36,118, representing less than 0.01% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,570,587,029	$398,016,336	$—	$1,968,603,365
Other Financial Instruments	$—	$8,079,571	$—	$8,079,571

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,298,798,127

Gross unrealized appreciation	$42,080,718
Gross unrealized depreciation	(372,275,480)

Net unrealized appreciation (depreciation)	$(330,194,762)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Appreciation
BUY	EUR	4,053,109	10/22/08	$5,713,465	$5,717,303	$3,838
SELL	EUR	119,595,529	10/22/08	175,235,467	168,701,095	6,534,372
BUY	GBP	1,038,755	10/23/08	1,826,339	1,849,727	23,388
SELL	GBP	32,350,703	10/23/08	59,901,206	57,607,409	2,293,797

						$8,855,395

Depreciation
BUY	EUR	20,342,542	10/22/08 - 11/20/08	$29,274,246	$28,695,791	$(578,455)
SELL	EUR	1,403,989	10/22/08	1,966,862	1,980,462	(13,600)
BUY	GBP	6,928,677	10/23/08	12,521,774	12,338,005	(183,769)

						$(775,824)

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

3

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/08 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended September 30, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,178,419	462,255,931	499,988,478	26,445,872

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$964,407	$26,445,872

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

United States	63.4%
Spain	5.4%
Canada	3.9%
Mexico	3.8%
Germany	3.8%
United Kingdom	3.4%
Brazil	3.1%
Israel	1.9%
Russia	1.7%
Other Countries	9.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS INVESTMENT MANAGEMENT

MFS® Value Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited)

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.0%

Aerospace - 8.2%
Lockheed Martin Corp.	219,950	$24,121,915
Northrop Grumman Corp.	207,050	12,534,807
Raytheon Co.	30,160	1,613,862
United Technologies Corp.	186,400	11,195,184

		$49,465,768

Alcoholic Beverages - 1.6%
Diageo PLC	440,348	$7,454,212
Molson Coors Brewing Co.	46,960	2,195,380

		$9,649,592

Apparel Manufacturers - 1.6%
NIKE, Inc., “B”	142,520	$9,534,588

Automotive - 0.7%
Johnson Controls, Inc.	135,270	$4,102,739

Broadcasting - 3.4%
Omnicom Group, Inc.	215,400	$8,305,824
Walt Disney Co.	285,460	8,760,767
WPP Group PLC	409,680	3,324,743

		$20,391,334

Brokerage & Asset Managers - 4.4%
Deutsche Boerse AG	6,880	$627,229
Franklin Resources, Inc.	67,390	5,939,081
Goldman Sachs Group, Inc.	104,792	13,413,376
Invesco Ltd.	49,920	1,047,322
Merrill Lynch & Co., Inc.	218,785	5,535,261

		$26,562,269

Business Services - 2.8%
Accenture Ltd., “A”	304,820	$11,583,160
Automatic Data Processing, Inc.	31,720	1,356,030
Visa, Inc., “A”	21,100	1,295,329
Western Union Co.	97,530	2,406,065

		$16,640,584

Chemicals - 2.7%
3M Co.	77,550	$5,297,441
PPG Industries, Inc.	188,836	11,012,916

		$16,310,357

Computer Software - 2.4%
Oracle Corp. (a)	714,620	$14,513,932

Computer Software - Systems - 2.5%
Hewlett-Packard Co.	85,580	$3,957,219
International Business Machines Corp.	93,140	10,893,654

		$14,850,873

Construction - 1.3%
Masco Corp.	131,330	$2,356,060
Sherwin-Williams Co.	92,730	5,300,447
Toll Brothers, Inc. (a)	19,730	497,788

		$8,154,295

Consumer Goods & Services - 1.5%
Procter & Gamble Co.	129,340	$9,013,705

Electrical Equipment - 1.2%
Danaher Corp.	18,000	$1,249,200
W.W. Grainger, Inc.	71,490	6,217,485

		$7,466,685

Electronics - 1.7%
Intel Corp.	545,860	$10,223,958

Energy - Independent - 3.8%
Apache Corp.	81,060	$8,452,937
Devon Energy Corp.	98,570	8,989,584
EOG Resources, Inc.	61,440	5,496,422

		$22,938,943

Energy - Integrated - 10.5%
Chevron Corp.	132,730	$10,947,570
ConocoPhillips	101,880	7,462,710
Exxon Mobil Corp.	235,268	18,270,913
Hess Corp.	97,640	8,014,291
Marathon Oil Corp.	102,160	4,073,119
TOTAL S.A., ADR	246,922	14,983,227

		$63,751,830

Food & Beverages - 3.9%
Kellogg Co.	136,620	$7,664,382
Nestle S.A.	198,440	8,582,939
Pepsi Bottling Group, Inc.	19,700	574,649
PepsiCo, Inc.	97,238	6,930,152

		$23,752,122

Food & Drug Stores - 1.4%
CVS Caremark Corp.	254,911	$8,580,304

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd.	214,090	$4,442,368

General Merchandise - 0.6%
Macy’s, Inc.	206,790	$3,718,084

Health Maintenance Organizations - 0.8%
UnitedHealth Group, Inc.	91,940	$2,334,357
WellPoint, Inc. (a)	56,690	2,651,391

		$4,985,748

Insurance - 8.7%
Allstate Corp.	396,095	$18,267,901
Aon Corp.	48,320	2,172,467
Chubb Corp.	83,390	4,578,111
Genworth Financial, Inc., “A”	307,520	2,647,747
Hartford Financial Services Group, Inc.	40,183	1,647,101
MetLife, Inc.	329,763	18,466,728
Prudential Financial, Inc.	65,050	4,683,600

		$52,463,655

Machinery & Tools - 1.2%
Eaton Corp.	58,760	$3,301,137
Ingersoll-Rand Co. Ltd., “A”	87,740	2,734,856
Timken Co.	41,080	1,164,618

		$7,200,611

1

PORTFOLIO OF INVESTMENTS    9/30/08 (Unaudited) - continued

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Major Banks - 8.5%
Bank of America Corp.	329,676	$11,538,660
Bank of New York Mellon Corp.	374,360	12,196,649
JPMorgan Chase & Co.	121,250	5,662,375
PNC Financial Services Group, Inc.	83,170	6,212,799
State Street Corp.	178,620	10,159,906
SunTrust Banks, Inc.	123,913	5,574,846

		$51,345,235

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	58,370	$1,380,451

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	70,420	$1,588,675

Pharmaceuticals - 6.1%
Abbott Laboratories	54,430	$3,134,079
GlaxoSmithKline PLC (a)	192,370	4,156,037
Johnson & Johnson	121,190	8,396,043
Merck & Co., Inc.	276,240	8,718,134
Pfizer, Inc.	133,370	2,459,343
Wyeth	272,020	10,048,419

		$36,912,055

Railroad & Shipping - 0.8%
Burlington Northern Santa Fe Corp.	53,050	$4,903,412

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	51,536	$3,529,701

Specialty Stores - 0.5%
Staples, Inc.	144,690	$3,255,525

Telecommunications - Wireless - 1.3%
Rogers Communications, Inc., “B”	80,810	$2,621,152
Vodafone Group PLC	2,295,953	5,072,215

		$7,693,367

Telephone Services - 3.3%
AT&T, Inc.	608,320	$16,984,294
Embarq Corp.	20,047	812,906
Verizon Communications, Inc.	74,390	2,387,175

		$20,184,375

Tobacco - 4.0%
Altria Group, Inc.	134,131	$2,661,159
Lorillard, Inc.	46,610	3,316,302
Philip Morris International, Inc.	381,241	18,337,692

		$24,315,153

Utilities - Electric Power - 4.8%
Dominion Resources, Inc.	194,652	$8,327,213
Entergy Corp.	49,590	4,414,006
FPL Group, Inc.	87,070	4,379,621
PG&E Corp.	107,800	4,037,110
PPL Corp.	108,420	4,013,708
Public Service Enterprise Group, Inc.	123,530	4,050,549

		$29,222,207

Total Common Stocks		$593,044,500

REPURCHASE AGREEMENTS - 1.2%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/01/08, total to be received 7,400,031 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$7,400,000	$7,400,000

Total Investments		$600,444,500

OTHER ASSETS, LESS LIABILITIES - 0.8%		4,641,654

NET ASSETS - 100.0%		$605,086,154

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Series

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$563,827,125	$36,617,375	—	$600,444,500
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$632,475,672

Gross unrealized appreciation	$36,075,984
Gross unrealized depreciation	(68,107,156)

Net unrealized appreciation (depreciation)	$(32,031,172)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.